UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0792

CNI Charter Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2010

Date of reporting period: March 31, 2010

Item 1.   Reports to Stockholders.

This report and the financial statements contained herein are provided for the general information of the shareholders of CNI Charter Funds. This report is not authorized for distribution to prospective investors in CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS
CNI Charter Funds Semi-Annual Report

2	Schedule of Investments
56	Statements of Assets and Liabilities
60	Statements of Operations
64	Statements of Changes in Net Assets
70	Financial Highlights
74	Notes to Financial Statements
84	Disclosure of Fund Expenses
86	Approval of Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Funds’ website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

CNI CHARTER FUNDS | PAGE 1

schedule of investments
March 31, 2011 (Unaudited)
Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [77.2%]
FAMC
5.500%, 07/15/11(A)	$15,000	$15,212
FAMC DN
0.070%, 04/01/11(B)	21,000	21,000
0.070%, 04/07/11(B)	39,000	38,999
FFCB
0.181%, 04/14/11(C)	50,000	50,000
FFCB DN
0.230%, 08/08/11(B)	38,140	38,108
0.251%, 09/16/11(B)	25,000	24,971
FHLB
0.210%, 04/01/11(C)	30,000	30,007
0.210%, 04/01/11(C)	25,000	25,000
0.110%, 04/01/11(C)	65,000	64,999
0.205%, 04/15/11(C)	50,000	49,995
0.218%, 04/26/11(C)	50,000	50,005
0.184%, 04/27/11(C)	40,000	39,999
0.153%, 04/28/11(C)	25,000	24,998
0.200%, 08/03/11	25,000	24,998
0.230%, 10/21/11	47,000	47,007
0.350%, 11/07/11	50,000	50,000
0.300%, 11/08/11	50,000	50,002
0.260%, 11/23/11	50,000	49,992
0.750%, 12/21/11	30,000	30,088
0.470%, 03/16/12	25,000	25,000
FHLB DN(B)
0.056%, 04/01/11	444,843	444,843
0.040%, 04/04/11	75,000	75,000
0.127%, 04/06/11	77,000	76,999
0.020%, 04/07/11	100,000	100,000
0.020%, 04/21/11	75,000	74,999
0.100%, 04/25/11	31,000	30,998
0.170%, 05/06/11	50,000	49,992
0.170%, 05/13/11	25,697	25,692
0.250%, 07/15/11	50,000	49,964
FHLMC DN(B)
0.070%, 04/04/11	91,700	91,700
0.130%, 04/05/11	46,500	46,499
0.165%, 05/02/11	30,000	29,996
0.190%, 06/07/11	50,000	49,982
0.115%, 06/20/11	34,151	34,142
0.150%, 08/02/11	30,000	29,985
0.180%, 12/13/11	50,000	49,936

Description	Face Amount (000)	Value (000)
FNMA
5.125%, 04/15/11	$25,000	$25,047
0.875%, 01/12/12	25,000	25,116
FNMA DN(B)
0.230%, 04/26/11	25,000	24,996
0.210%, 05/16/11	50,000	49,987
0.220%, 07/18/11	50,000	49,967
0.160%, 09/01/11	50,000	49,966
0.190%, 12/01/11	50,000	49,936
Total U.S. Government Agency Obligations (Cost $2,286,122)		2,286,122
Other U.S. Government Related Securities [3.8%]
Straight-A Funding
0.250%, 04/11/11	12,626	12,626
0.250%, 04/18/11	30,000	29,996
0.240%, 06/14/11	50,093	50,068
0.200%, 04/01/11	18,795	18,795
Total Other U.S. Government Related Securities (Cost $111,485)		111,485
Repurchase Agreements(D) [19.0%]
Nomura
0.120%, dated 03/31/11, repurchased on 04/01/11, repurchase price $275,000,917 (collateralized by various U.S. Government obligations, ranging in par value $1,000-$50,390,000, 0.000%-6.250%, 05/12/11-07/15/33; with total market value $280,503,955)	275,000	275,000
Bank of America
0.090%, dated 03/31/11, repurchased on 04/01/11, repurchase price $175,000,438 (collateralized by various U.S. Government obligations, ranging in par value $6,189,000-$53,324,000, 0.000%-5.880%, 06/29/11-04/01/36; with total market value $178,500,936)	175,000	175,000
JPMorgan Chase
0.080%, dated 03/31/11, repurchased on 04/01/11, repurchase price $50,000,111 (collateralized by a U.S. Treasury Note, par value $51,085,000, 0.375%, 08/31/12; with total market value $51,004,456)	50,000	50,000

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 2

schedule of investments
March 31, 2011 (Unaudited)
Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Barclays
0.110%, dated 03/31/11, repurchased on 04/01/11, repurchase price $36,700,122 (collateralized by a U.S. Treasury Note, par value $37,700,112, 4.375%, 2/15/38; with total market value $37,434,002)	$36,700	$36,700
Deutsche Bank
0.150%, dated 03/31/11, repurchased on 04/01/11, repurchase price $25,000,104 (collateralized by a FHLMC obligation, par value $24,943,000, 1.625%, 4/15/13; with a total market value $25,500,053)	25,000	25,000
Total Repurchase Agreements (Cost $561,700)		561,700
Total Investments [100.0%] (Cost $2,959,307)		$2,959,307

Percentages are based on Net Assets of $2,960,040 ($ Thousands).

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2011, the value of these securities amounted to $15,212 (000), representing 0.5% of the net assets of the Fund.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FAMC — Federal Agricultural Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

As of March 31, 2011, all of the Fund’s investments are Level 2, in accordance with ASC 820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 3

schedule of investments
March 31, 2011 (Unaudited)
Prime Money Market Fund

Description	Face Amount (000)	Value (000)
Commercial Paper [54.0%]
Banks [27.7%]
Abbey National North America
0.330%, 05/09/11	$14,000	$13,995
0.280%, 04/01/11	25,000	25,000
Banco Bilbao Vizcaya Argentaria (A)
0.541%, 05/02/11	20,000	19,991
0.270%, 04/01/11	20,000	20,000
Bank of America
0.150%, 04/04/11	30,000	30,000
Bank of Nova Scotia
0.130%, 04/04/11	25,000	25,000
Banque et Caisse d'Epargne de L'Etat
0.300%, 05/04/11	20,000	19,995
0.250%, 06/30/11	20,000	19,988
Bayerische Landesbank
0.390%, 04/13/11	20,000	19,997
Credit Agricole North America
0.345%, 04/20/11	20,000	19,996
Danske (A)
0.320%, 05/03/11	25,000	24,993
ING US Funding
0.300%, 07/14/11	20,000	19,983
Korea Development Bank
0.501%, 05/09/11	20,000	19,989
Landesbank Hessen-Thueringen (A)
0.300%, 04/11/11	20,000	19,998
Manhattan Asset Funding (A)
0.280%, 04/01/11	25,000	25,000
0.270%, 04/06/11	16,000	15,999
Societe Generale North America
0.150%, 04/04/11	20,000	20,000
Total Banks		359,924

Description	Face Amount (000)	Value (000)
Financial Services [16.1%]
American Honda Finance
0.220%, 04/04/11	$25,000	$24,999
Arabella Finance (A)
0.530%, 04/04/11	25,000	24,999
General Electric Capital
0.391%, 07/15/11	20,000	19,977
Gotham Funding (A)
0.260%, 04/27/11	30,749	30,743
HSBC Finance
0.351%, 07/25/11	20,000	19,978
John Deere Credit (A)
0.190%, 04/12/11	25,000	24,999
MetLife Short Term Funding (A)
0.280%, 04/11/11	24,000	23,998
Natixis US Finance
0.370%, 04/07/11	20,000	19,999
Toyota Financial Services de Puerto Rico
0.371%, 07/11/11	20,000	19,979
Total Financial Services		209,671
Investment Banker/Broker Dealer [2.7%]
BNP Paribas Finance
0.451%, 08/23/11	10,000	9,982
0.170%, 04/04/11	25,000	24,999
Total Investment Banker/Broker Dealer		34,981
Investment Companies [1.9%]
Royal Park Investments Funding (A)
0.480%, 04/04/11	25,000	24,999
Schools [1.2%]
University of California
0.200%, 04/01/11	15,000	15,000
Special Purpose Banks [4.4%]
Barton Capital (A)
0.220%, 04/11/11	15,489	15,488
0.170%, 04/04/11	17,850	17,850
Beethoven Funding (A)
0.450%, 04/04/11	24,000	23,999
Total Special Purpose Banks		57,337
Total Commercial Paper (Cost $701,912)		701,912

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 4

schedule of investments
March 31, 2011 (Unaudited)
Prime Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Corporate Bonds [3.8%]
Banks [1.6%]
Westpac Banking, MTN
0.443%, 04/19/11(A) (B)	$20,500	$20,501
Financial Services [1.1%]
General Electric Capital
0.394%, 04/28/11(B)	13,845	13,844
Security Brokers & Dealers [1.1%]
Morgan Stanley, MTN
0.553%, 01/09/12(B)	15,000	14,989
Total Corporate Bonds (Cost $49,334)		49,334
U.S. Government Agency Obligation [0.8%]
FHLB
0.184%, 10/27/11(B)	10,000	10,000
Total U.S. Government Agency Obligation (Cost $10,000)		10,000
Certificates of Deposit [25.4%]
Banco Del Estado De Chile
0.260%, 04/05/11	25,000	25,000
0.460%, 04/18/11	20,000	20,000
Bank of Montreal
0.620%, 07/21/11	20,000	20,015
Bank of Montreal Chicago
0.338%, 10/31/11	25,000	25,000
Barclays Bank
0.690%, 05/10/11	25,000	25,000
Bayerische Landesbank
0.560%, 05/25/11	20,000	20,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.330%, 01/06/12	20,000	20,000
Dexia Credit Local NY
0.470%, 04/01/11	25,000	25,000
0.500%, 04/25/11	20,000	20,000
Landesbank Hessen-Thueringen
0.490%, 05/25/11	10,000	10,000
Natixis NY
0.570%, 08/11/11	10,200	10,203
Norinchukin Bank
0.280%, 04/05/11	20,000	20,000
0.330%, 05/09/11	20,000	20,000

Description	Face Amount (000)/Shares	Value (000)
Skandinaviska Enskilda Banken NY
0.390%, 04/07/11	$20,000	$20,000
Societe Generale NY
0.400%, 04/07/11	25,000	25,000
UniCredit NY
0.490%, 05/02/11	25,000	25,000
Total Certificates of Deposit (Cost $330,218)		330,218
Cash Equivalent [0.1%]
Goldman Sachs Financial Square Funds - Government Fund, 0.040%*	1,262,078	1,262
Total Cash Equivalent (Cost $1,262)		1,262
Repurchase Agreements(C) [15.9%]
Nomura
0.120%, dated 03/31/11, repurchased on 04/01/11, repurchase price $75,000,250 (collateralized by a FHLB obligation and a FHLMC obligation, ranging in par value $21,540,000-$55,685,000, 1.000%-1.250% 02/25/13-12/12/24; with total market value $76,500,311)	75,000	75,000
Bank of America
0.090%, dated 03/31/11, repurchased on 04/01/11, repurchase price $50,000,125 (collateralized by FHLB obligation, par value $51,020,000, 0.000%, 7/15/11; with total market value $51,000,612)	50,000	50,000
Deutsche Bank
0.150%, dated 03/31/11, repurchased on 04/01/11, repurchase price $50,000,208 (collateralized by a FHLB obligation, par value $51,065,000, 1.000%, 03/21/13; with total market value $51,000,034)	50,000	50,000

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 5

schedule of investments
March 31, 2011 (Unaudited)
Prime Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Barclays
0.110%, dated 03/31/11, repurchased on 04/01/11 repurchase price $39,900,094 (collateralized by U.S. Treasury Bond, par value $31,957,200, 4.375%, 02/15/38; with total market value $31,518,034)	$30,900	$30,900
Total Repurchase Agreements (Cost $205,900)		205,900
Total Investments [100.0%] (Cost $1,298,626)		$1,298,626

Percentages are based on Net Assets of $1,298,692 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2011.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2011, the value of these securities amounted to $333,557 (000), representing 25.7% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

(C)	Tri-Party Repurchase Agreement.

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

MTN — Medium Term Note

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3		Total
Commercial Paper	$—	$701,912	$		$701,912
Corporate Bonds	—	49,334		—	49,334
U.S. Government Agency Obligation	—	10,000		—	10,000
Certificates of Deposit	—	330,218		—	330,218
Cash Equivalent	1,262	—		—	1,262
Repurchase Agreements	—	205,900		—	205,900
Total Investments in Securities	$1,262	$1,297,364		$—	$1,298,626

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 6

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [99.3%]
California [96.3%]
Bay Area Governments Association, SAB (A)
Pre-Refunded @ 102
6.200%, 09/02/11	$1,950	$2,037
Bay Area Toll Authority, RB (B) (C) (D)
0.170%, 04/07/11	4,000	4,000
Bay Area Toll Authority, RB (B) (C) (D)
0.150%, 04/07/11	7,000	7,000
Bay Area Toll Authority, Ser C-1, RB (B) (C) (D)
0.220%, 04/07/11	10,000	10,000
Bay Area Toll Authority, Ser C-1, RB (B) (C) (D)
0.180%, 04/07/11	5,000	5,000
Bay Area Toll Authority, Ser C-3, RB (B) (C) (D)
0.160%, 04/07/11	1,000	1,000
Bay Area Toll Authority, Ser C-4, RB (B) (C) (D)
0.200%, 04/07/11	6,000	6,000
Bay Area Toll Authority, Ser E-3, RB (B) (C) (D)
0.170%, 04/07/11	5,000	5,000
California Infrastructure & Economic Development Bank, RB (B) (D)
0.180%, 04/01/11	6,740	6,740
California State Department of Water Resources, Ser C-1, RB (B) (D)
0.210%, 04/07/11	3,600	3,600
California State, Department of Water Resource & Power, Ser C-9, RB (B) (D)
0.220%, 04/07/11	6,000	6,000

Description	Face Amount (000)	Value (000)
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB (B) (D)
0.170%, 04/06/11	$515	$515
California State, Health Facilities Financing Authority, Luvile Salter Project, Ser B, RB (B) (D)
0.210%, 04/07/11	11,700	11,700
California State, Health Facilities Financing Authority, Ser B, RB (B) (C) (D)
0.220%, 04/06/11	22,250	22,250
California State, Health Facilities Financing Authority, Ser C, RB (B) (C) (D)
0.250%, 04/06/11	9,475	9,475
California State, Health Facilities Financing Authority, Ser C, RB (B) (C) (D)
0.170%, 04/07/11	18,400	18,400
California State, Infrastructure & Economic Development Authority, J Paul Getty Trust Project, Ser B, RB (B) (D)
0.150%, 04/01/11	11,915	11,915
California State, Ser B, Sub-Ser B-3, GO (B) (C) (D)
0.200%, 04/06/11	5,000	5,000
California Statewide Communities Development Authority, Ser A, RB (B) (C) (D)
0.160%, 04/01/11	12,525	12,525
California Statewide Communities Development Authority, Ser B, RB (B) (C) (D)
0.220%, 04/06/11	12,800	12,800
California Statewide, Communities Development Authority, Masters College Project, RB (B) (C) (D)
0.230%, 04/07/11	3,000	3,000
California Statewide, Communities Development Authority, Ser A, RB (B) (C) (D)
0.220%, 04/06/11	4,000	4,000
East Bay Municipal Utility District, Ser A-2, RB (B) (D)
0.180%, 04/06/11	15,000	15,000
East Bay Municipal Utility District, Sub-Ser A-1, RB (B) (D)
0.190%, 04/06/11	12,020	12,020

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 7

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
East Bay, Municipal Utilities District Water Authority, Sub-Ser B, RB, AGM (B) (D)
0.300%, 04/06/11	$10,000	$10,000
Eastern Municipal Water District, Ser B, COP (B) (D)
0.200%, 04/06/11	10,600	10,600
Elsinore Valley, Municipal Water District, Ser B, COP (B) (C) (D)
0.230%, 04/07/11	15,000	15,000
Glendale, Police Building Project, COP (B) (D)
0.250%, 04/07/11	17,800	17,800
Irvine Ranch, Water District #140-240-105-250, GO (B) (C) (D)
0.170%, 04/01/11	5,800	5,800
Irvine, Improvement Board, Act 1915 Project, District #05-21, Ser A, COP (B) (C) (D)
0.240%, 04/01/11	10,000	10,000
Irvine, Improvement Board, Act 1915 Project, District #93-14, SAB (B) (C) (D)
0.200%, 04/01/11	2,300	2,300
Irvine, Improvement Board, Act 1915 Project, District #97-16, COP (B) (C) (D)
0.240%, 04/01/11	3,500	3,500
Irvine, Improvement Board, Act 1915 Project, District #97-17, SAB (B) (C) (D)
0.240%, 04/01/11	7,150	7,150
Long Beach, TRAN
2.000%, 09/30/11	2,000	2,016
Los Angeles California, Sub-Ser B, RB (B) (C) (D)
0.170%, 04/07/11	5,555	5,555
Los Angeles Community College District, Ser A, GO, NATL-RE (A)
Pre-Refunded @ 100
5.500%, 08/01/11	2,500	2,542
Los Angeles County, TRAN
2.000%, 06/30/11	8,000	8,022
Los Angeles County, Metropolitan Transportation Authority, RB (B) (C) (D)
0.170%, 04/07/11	6,575	6,575
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (B) (D)
0.210%, 04/01/11	2,800	2,800

Description	Face Amount (000)	Value (000)
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB (B) (D)
0.260%, 04/07/11	$12,665	$12,665
Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB (B) (D)
0.210%, 04/01/11	7,000	7,000
Los Angeles County, Metropolitan Transportation Authority, Ser A3, RB (B) (D)
0.290%, 04/07/11	4,975	4,975
Los Angeles County, Metropolitan Transportation Authority, Ser C4, RB, FGIC (B) (C) (D)
0.170%, 04/07/11	2,000	2,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB (B) (D)
0.200%, 04/07/11	5,350	5,350
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (B) (D)
0.200%, 04/01/11	15,700	15,700
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB (B) (D)
0.190%, 04/07/11	12,600	12,600
Los Angeles, Department of Water & Power, Sub-Ser B-3, RB (B) (D)
0.230%, 04/01/11	5,900	5,900
Los Angeles, Department of Water & Power, Sub-Ser B-3, RB (B) (D)
0.180%, 04/07/11	7,600	7,600
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB (B) (D)
0.240%, 04/07/11	6,400	6,400
Los Angeles, Department of Water & Power, Sub-Ser B-5, RB (B) (D)
0.170%, 04/07/11	10,000	10,000
Los Angeles, Unified School District, Administration Building III Project, Ser B, COP (B) (C) (D)
0.240%, 04/06/11	10,060	10,060
Los Angeles, Wastewater Systems Authority, Sub-Ser C, RB (B) (C) (D)
0.180%, 04/07/11	11,195	11,195

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 8

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Oakland-Alameda County, Coliseum Authority, Ser C-2, RB (B) (C) (D)
0.210%, 04/06/11	$3,500	$3,500
Oakland-Alameda County, Coliseum Project, Ser C-1, RB (B) (C) (D)
0.230%, 04/06/11	14,400	14,400
Orange County, Water District Authority, Ser A, COP (B) (D)
0.200%, 04/06/11	10,850	10,850
Pasadena, Public Financing Authority, Rose Bowl Refinancing & Improvement Project, RB (B) (C) (D)
0.230%, 04/06/11	10,025	10,025
Riverside County, Public Facilities Authority, Ser C, COP (B) (C) (D)
0.240%, 04/06/11	9,600	9,600
Sacramento County, Sanitation District Financing Authority, Sub-Ser D, RB (B) (C) (D)
0.240%, 04/01/11	3,000	3,000
Sacramento County, Sanitation District Financing Authority, Sub-Ser E, RB (B) (C) (D)
0.220%, 04/06/11	9,500	9,500
Sacramento, TRAN
2.000%, 06/30/11	3,500	3,512
San Bernardino County, Ser A, TRAN
2.000%, 06/30/11	5,000	5,020
San Diego County, Regional Transportation Commission, Ser B, RB (B) (D)
0.240%, 04/07/11	13,080	13,080
San Diego County, Regional Transportation Commission, Ser C, RB (B) (D)
0.300%, 04/07/11	6,890	6,890
San Francisco City & County, Airports Commission, Ser 37C, RB, FSA (B) (D)
0.320%, 04/06/11	7,000	7,000
San Francisco, Unified School District, TRAN
2.000%, 06/30/11	3,500	3,513
Santa Barbara County, TRAN
2.000%, 06/30/11	6,500	6,526
Santa Clara County, Financing Authority, Multiple Facilities Projects, Ser M, RB (B) (C) (D)
0.220%, 04/06/11	10,105	10,105

Description	Face Amount (000)	Value (000)
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB (B) (D)
0.220%, 04/06/11	$13,475	$13,475
Santa Clara Valley, Transportation Authority, Ser C, RB (B) (D)
0.250%, 04/07/11	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser D, RB (B) (D)
0.250%, 04/07/11	17,300	17,300
Santa Cruz County, TRAN
2.000%, 06/30/11	8,400	8,429
Southern California, Metropolitan Water District Authority, Ser C-1, RB (B) (D)
0.120%, 04/01/11	19,200	19,200
Southern California, Metropolitan Water District Authority, Water Works Authorization Project, Ser B, RB (B) (D)
0.220%, 04/07/11	11,985	11,985
State of California, GO (B) (C) (D)
0.170%, 04/01/11	22,350	22,350
State of California, GO (B) (C) (D)
0.240%, 04/07/11	25,400	25,400
State of California, GO (B) (C) (D)
0.230%, 04/07/11	9,200	9,200
State of California, Ser A-2, GO (B) (C) (D)
0.200%, 04/01/11	4,275	4,275
State of California, Ser B, GO (A)
Pre-Refunded @ 100
3.500%, 07/01/11	600	605
State of California, Ser B-4, GO (B) (C) (D)
0.240%, 04/06/11	15,000	15,000
State of California, Ser C-11, GO (B) (C) (D)
0.230%, 04/06/11	28,560	28,560
State of California, Ser C-4, GO (B) (C) (D)
0.170%, 04/01/11	3,000	3,000
State of California, Sub-Ser A, GO (B) (C) (D)
0.200%, 04/06/11	7,000	7,000

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 9

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
State of California, Sub-Ser A, GO (B) (C) (D)
0.200%, 04/06/11	$5,000	$5,000
Turlock, Irrigation District, Capital Improvement & Refunding Project, COP (B) (C) (D)
0.200%, 04/01/11	10,175	10,175
Turlock, Irrigation District, RB
0.750%, 08/12/11	6,000	6,000
Tustin, Improvement Board Act, Reassessment District No. 95-2-A, Ser A, SAB (B) (C) (D)
0.230%, 04/01/11	6,603	6,603
Total California		758,160
Texas [3.0%]
University of Texas, Ser B, RB (B) (D)
0.170%, 04/07/11	23,430	23,430
Total Municipal Bonds (Cost $781,590)		781,590
Total Investments [99.3%] (Cost $781,590)		$781,590

Percentages are based on Net Assets of $786,782 ($ Thousands).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Put and Demand Feature — The date reported is the next reset or put date.

(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(D)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

AGM — Assured Guarantee Municipal

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TRAN — Tax and Revenue Anticipation Note

As of March 31, 2011, all of the Fund’s investments are Level 2, in accordance with ASC 820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 10

schedule of investments
March 31, 2011 (Unaudited)
Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [37.6%]
Aerospace & Defense [1.6%]
Boeing
5.000%, 03/15/14	$625	$683
Banks [16.8%]
Ally Financial
2.200%, 12/19/12	1,000	1,025
ANZ National International
6.200%, 07/19/13	625	683
Bank of America
4.875%, 01/15/13	150	158
Bank of New York Mellon, MTN
5.000%, 03/23/12	150	156
Barclays Bank, MTN
4.500%, 03/10/17(A)	600	580
Citibank
1.500%, 07/12/11	300	301
Citigroup
6.375%, 08/12/14	600	663
Credit Suisse NY, MTN
5.000%, 05/15/13	600	640
Goldman Sachs Group
5.125%, 01/15/15	600	641
JPMorgan Chase, MTN
5.600%, 06/01/11	150	151
2.050%, 01/24/14	600	599
Morgan Stanley
5.375%, 10/15/15	600	637
Wachovia, MTN
5.500%, 05/01/13	600	647
Wells Fargo
5.300%, 08/26/11	150	153
Total Banks		7,034
Computer System Design & Services [3.0%]
Hewlett-Packard
6.125%, 03/01/14	600	672
4.250%, 02/24/12	150	155
2.950%, 08/15/12	120	123

Description	Face Amount (000)	Value (000)
IBM
4.750%, 11/29/12	$165	$176
2.100%, 05/06/13	140	143
Total Computer System Design & Services		1,269
Drugs [0.8%]
Abbott Laboratories
5.600%, 05/15/11	145	146
Pfizer
4.450%, 03/15/12	170	176
Total Drugs		322
Financial Services [6.8%]
Boeing Capital
6.500%, 02/15/12	150	158
Caterpillar Financial Services, MTN
5.750%, 02/15/12	150	157
CME Group
5.400%, 08/01/13	625	681
General Electric Capital, MTN
2.000%, 09/28/12	1,000	1,020
HSBC Finance
5.500%, 01/19/16	600	659
John Deere Capital, MTN
5.250%, 10/01/12	150	159
Total Financial Services		2,834
Food, Beverage & Tobacco [0.6%]
Coca-Cola Refreshments USA
3.750%, 03/01/12	170	175
PepsiCo
5.150%, 05/15/12	60	63
Total Food, Beverage & Tobacco		238
Foreign Governments [1.8%]
Province of Ontario Canada
4.100%, 06/16/14	600	644
1.875%, 11/19/12	125	127
Total Foreign Governments		771
Investment Banker/Broker Dealer [4.6%]
Citigroup Funding
2.250%, 12/10/12	1,000	1,025
Goldman Sachs Group
6.600%, 01/15/12	115	120

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 11

schedule of investments
March 31, 2011 (Unaudited)
Limited Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Merrill Lynch, MTN
5.000%, 01/15/15	$600	$635
Morgan Stanley
6.600%, 04/01/12	150	159
Total Investment Banker/Broker Dealer		1,939
Multi-Media [0.4%]
Walt Disney, MTN
5.700%, 07/15/11	150	152
Retail [0.4%]
Wal-Mart Stores
5.000%, 04/05/12	170	177
Telephones & Telecommunications [0.4%]
AT&T
7.300%, 11/15/11	150	156
Transport-Rail [0.4%]
Canadian National Railway
6.375%, 10/15/11	175	181
Total Corporate Bonds (Cost $15,510)		15,756
U.S. Government Agency Obligations [33.8%]
FHLB
5.750%, 05/15/12	1,750	1,854
FHLMC
6.000%, 06/15/11	600	607
4.750%, 03/05/12	1,000	1,041
4.375%, 07/17/15	1,300	1,422
2.125%, 09/21/12	1,750	1,789
1.150%, 09/03/13	1,000	995
FNMA
6.125%, 03/15/12	600	633
5.375%, 11/15/11	1,000	1,031
5.250%, 08/01/12	1,000	1,058
5.000%, 03/15/16	600	672
5.000%, 02/13/17	1,000	1,118
3.000%, 07/28/14	925	932
1.750%, 02/22/13	1,000	1,017
Total U.S. Government Agency Obligations (Cost $14,179)		14,169

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [17.9%]
U.S. Treasury Notes
4.250%, 08/15/15	$3,000	$3,293
4.125%, 08/31/12	1,000	1,051
2.375%, 09/30/14	1,000	1,029
1.750%, 11/15/11	500	505
1.375%, 03/15/13	1,600	1,618
Total U.S. Treasury Obligations (Cost $7,393)		7,496
U.S. Government Mortgage-Backed Obligations [4.4%]
FHLMC, Pool G12806
5.500%, 09/01/22	188	203
FHLMC, Pool G18247
5.000%, 04/01/23	130	138
FHLMC, Pool G18251
5.000%, 05/01/23	198	210
FHLMC, Pool G18321
4.500%, 08/01/24	110	116
FHLMC, Pool J04241
5.500%, 01/01/22	120	130
FHLMC, Pool J04459
5.000%, 03/01/22	88	94
FHLMC, Pool J04508
5.000%, 03/01/22	89	96
FHLMC, Pool J07575
5.000%, 04/01/23	121	129
FNMA, Pool 541946
7.500%, 07/01/30	–	1
FNMA, Pool 837196
5.500%, 02/01/21	244	264
FNMA, Pool 933915
4.500%, 06/01/23	236	248
FNMA, Pool 961783
4.500%, 02/01/23	214	225
Total U.S. Government Mortgage-Backed Obligations (Cost $1,742)		1,854
Municipal Bonds [2.9%]
California [2.9%]
State of California, Ser A-2, RB
3.000%, 06/28/11	600	603
University of California, RB (A)
1.988%, 05/15/50	600	604
Total California		1,207
Total Municipal Bonds (Cost $1,202)		1,207

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 12

schedule of investments
March 31, 2011 (Unaudited)
Limited Maturity Fixed Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Asset-Backed Securities [0.9%]
BMW Vehicle Lease Trust, Ser 2009-1, Cl A3
2.910%, 03/15/12	$63	$63
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	169
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	135	139
Total Asset-Backed Securities (Cost $363)		371
Cash Equivalent [1.9%]
AIM STIT-Treasury Portfolio, 0.020%*	794,779	795
Total Cash Equivalent (Cost $795)		795
Total Investments [99.4%] (Cost $41,184)		$41,648

Percentages are based on Net Assets of $41,894 ($ Thousands).

*	The rate reported is the 7-day current yield as of March 31, 2011.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,756	$—	$15,756
U.S. Government Agency Obligations	—	14,169	—	14,169
U.S. Treasury Obligations	—	7,496	—	7,496
U.S. Government Mortgage-Backed Obligations	—	1,854	—	1,854
Municipal Bonds	—	1,207	—	1,207
Asset-Backed Securities	—	371	—	371
Cash Equivalent	795	—	—	795
Total Investments in Securities	$795	$40,853	$—	$41,648

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 13

schedule of investments
March 31, 2011 (Unaudited)
Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [69.1%]
FAMC
3.250%, 06/25/14	$7,000	$7,368
FFCB
3.600%, 03/22/17	5,000	5,011
FHLB
5.250%, 06/18/14	4,000	4,462
4.805%, 08/20/15	6,855	7,327
4.125%, 03/13/20	5,000	5,160
3.500%, 12/09/16	5,000	5,162
3.250%, 09/12/14	7,000	7,362
3.125%, 03/11/16	4,000	4,137
1.375%, 09/12/14	4,000	3,960
0.875%, 12/27/13	6,000	5,926
FHLMC, MTN
5.125%, 11/17/17	5,000	5,632
4.375%, 07/17/15	5,000	5,468
1.500%, 09/23/11(A)	7,000	6,960
FICO STRIP (B)
3.942%, 11/02/18	8,000	6,142
FNMA
4.625%, 05/01/13	3,000	3,196
3.100%, 03/22/16	5,000	5,084
3.000%, 07/28/14	9,180	9,248
1.625%, 10/26/15	4,000	3,892
1.250%, 09/30/11(A)	7,000	6,919
Israel Government AID Bond (B)
3.888%, 05/15/20	15,528	10,872
Total U.S. Government Agency Obligations (Cost $119,069)		119,288
U.S. Government Mortgage-Backed Obligations [15.6%]
FHLMC REMIC, Ser 2005-R003, Cl AG
5.125%, 10/15/15	385	388
FHLMC REMIC, Ser 2006-R005, Cl AB
5.500%, 12/15/18	2,321	2,407
FHLMC REMIC, Ser 2006-R007, Cl AC
5.875%, 05/15/16	78	78

Description	Face Amount (000)/Shares	Value (000)
FHLMC REMIC, Ser 2007-R010, Cl AB
5.500%, 12/15/19	$3,839	$4,024
FHLMC REMIC, Ser 2007-R011, Cl AB
5.500%, 12/15/20	5,974	6,284
FHLMC REMIC, Ser 2007-R012, Cl AB
5.500%, 12/15/20	2,298	2,394
FHLMC REMIC, Ser 2007-R013, Cl AB
6.000%, 12/15/21	303	315
FHLMC REMIC, Ser 2008-R015, Cl AN,
3.750%, 02/15/13	334	334
FNMA ARM (C)
4.202%, 03/01/34	325	341
FNMA REMIC, Ser 2005-25, Cl VH,
5.000%, 04/25/16	3,464	3,664
FNMA REMIC, Ser 2006-R009, Cl AJ
5.750%, 12/15/18	5,844	6,095
GNMA
8.000%, 08/15/22	10	12
7.500%, 06/15/24	3	4
7.500%, 05/15/26	3	4
6.000%, 01/15/29	12	13
7.000%, 12/15/16	9	10
7.500%, 04/15/32	30	35
GNMA ARM (C)
1.875%, 04/20/35	452	466
2.000%, 08/20/35	92	95
Total U.S. Government Mortgage-Backed Obligations (Cost $26,780)		26,963
U.S. Treasury Obligations [11.7%]
U.S. Treasury Note
2.750%, 12/31/17	5,000	4,977
2.625%, 11/15/20	8,000	7,465
1.375%, 11/30/15	8,000	7,747
Total U.S. Treasury Obligations (Cost $20,461)		20,189
Cash Equivalent [1.3%]
Goldman Sachs Financial Square Funds - Government Fund, 0.040%*	2,302,014	2,302
Total Cash Equivalent (Cost $2,302)		2,302

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 14

schedule of investments
March 31, 2011 (Unaudited)
Government Bond Fund (concluded)

Description	Face Amount (000)	Value (000)
Repurchase Agreement(D) [1.8%]
Barclays
0.110%, dated 03/31/11, repurchased on 04/01/2011, repurchase price $3,100,009 (collateralized by a U.S. Treasury obligation, par value $3,158,848, 0.625%, 01/31/13; with total market value $3,162,072)	$3,100	$3,100
Total Repurchase Agreement (Cost $3,100)		3,100
Total Investments [99.5%] (Cost $171,712)		$171,842

Percentages are based on Net Assets of $172,638 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2011.

(A)	Step Bond — The rate reported is the rate in effect on March 31, 2011. The coupon on a step bond changes on a specific date.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

(D)	Tri-Party Repurchase Agreement.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIP — Separate trading of registered interest and principal of securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$119,288	$—	$119,288
U.S. Government Mortgage-Backed Obligations	—	26,963	—	26,963
U.S. Treasury Obligations	—	20,189	—	20,189
Cash Equivalent	2,302	—	—	2,302
Repurchase Agreement	—	3,100	—	3,100
Total Investments in Securities	$2,302	$169,540	$—	$171,842

For the period ended March 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 15

schedule of investments
March 31, 2011 (Unaudited)
Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [91.7%]
Applications Software [1.7%]
Microsoft
4.200%, 06/01/19	$2,000	$2,077
Autoparts [0.9%]
Johnson Controls
5.000%, 03/30/20	1,000	1,050
Banks [18.3%]
ANZ National Int'l
3.250%, 04/02/12(A)	2,000	2,051
Bank of America, FDIC Insured, MTN
3.125%, 06/15/12	1,500	1,547
Bank of Scotland
5.000%, 11/21/11(A)	1,000	1,023
Barclays Bank
6.050%, 12/04/17(A)	1,000	1,042
Barclays Bank, MTN
4.500%, 03/10/17(B)	1,950	1,884
Citigroup Funding, FDIC Insured
2.250%, 12/10/12	2,500	2,563
Deutsche Bank
7.250%, 10/15/11	500	517
Deutsche Bank, MTN
3.875%, 08/18/14	853	890

Description	Face Amount (000)	Value (000)
JPMorgan Chase
6.000%, 10/01/17	$1,890	$2,067
JPMorgan Chase, FDIC Insured
2.125%, 12/26/12	2,500	2,561
US Bank, MTN
6.375%, 08/01/11	1,485	1,514
Wachovia Bank
4.800%, 11/01/14	3,240	3,450
Wells Fargo, FDIC Insured
3.000%, 12/09/11	700	713
Total Banks		21,822
Chemicals [0.9%]
Dow Chemical
4.250%, 11/15/20	1,135	1,084
Communication & Media [3.2%]
CBS
8.875%, 05/15/19	1,000	1,256
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	180
Time Warner Entertainment
8.375%, 03/15/23	775	956
Walt Disney, MTN
5.700%, 07/15/11	1,395	1,417
Total Communication & Media		3,809
Computer System Design & Services [6.7%]
Cisco Systems
5.500%, 02/22/16	1,250	1,403
Dell
5.875%, 06/15/19	1,865	2,046
5.625%, 04/15/14	1,000	1,103
Hewlett-Packard
6.125%, 03/01/14	1,470	1,647
International Business Machines
7.625%, 10/15/18	1,450	1,815
Total Computer System Design & Services		8,014
Diversified Operations [0.5%]
3M, MTN
4.375%, 08/15/13	500	540
Electrical Services [2.1%]
Alabama Power
4.850%, 12/15/12	1,380	1,467

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 16

schedule of investments
March 31, 2011 (Unaudited)
Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
American Electric Power
5.250%, 06/01/15	$986	$1,069
Total Electrical Services		2,536
Finance Auto Loans [0.8%]
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(A)	1,000	995
Financial Services [15.5%]
Ally Financial, FDIC Insured
2.200%, 12/19/12	4,500	4,610
Boeing Capital
6.500%, 02/15/12	930	977
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(A)	3,000	2,928
CME Group
5.400%, 08/01/13	95	103
Duke Capital
5.500%, 03/01/14	615	668
General Electric Capital, Ser A, MTN
6.000%, 06/15/12	2,100	2,224
General Electric Capital, FDIC Insured, MTN
2.625%, 12/28/12	2,770	2,859
HSBC Finance
5.250%, 04/15/15	1,250	1,346
Irish Life & Permanent Group Holdings
3.600%, 01/14/13(A)	2,000	1,750
National Rural Utilities, Ser C, MTN
7.250%, 03/01/12	1,000	1,060
Total Financial Services		18,525
Food, Beverage & Tobacco [3.6%]
Anheuser-Busch
7.500%, 03/15/12	665	705
Bottling Group
5.500%, 04/01/16	1,000	1,127
4.625%, 11/15/12	1,435	1,520
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	991
Total Food, Beverage & Tobacco		4,343

Description	Face Amount (000)	Value (000)
Foreign Governments [3.8%]
Kingdom of Denmark
2.750%, 11/15/11	$3,000	$3,041
Korea National Oil
2.875%, 11/09/15 (A)	1,000	968
United Mexican States, MTN
5.875%, 01/15/14	450	495
Total Foreign Governments		4,504
Internet Security [0.8%]
Symantec
2.750%, 09/15/15	1,000	973
Investment Banker/Broker Dealer [12.4%]
Citigroup
5.850%, 08/02/16	980	1,062
5.500%, 02/15/17	250	260
Credit Suisse
5.500%, 08/15/13	1,250	1,354
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,791
Jefferies Group
8.500%, 07/15/19	870	1,026
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,013
Merrill Lynch
6.050%, 05/16/16	2,025	2,140
Morgan Stanley, MTN
5.500%, 01/26/20	1,990	1,999
Nomura Holdings, MTN
4.125%, 01/19/16	1,200	1,187
Societe Generale
2.200%, 09/14/13(A)	2,000	1,998
Total Investment Banker/Broker Dealer		14,830
Metals & Mining [0.9%]
Alcoa
6.150%, 08/15/20	1,000	1,057
Multi-line Insurance [1.5%]
MetLife
7.717%, 02/15/19	1,430	1,738
Petroleum & Fuel Products [5.0%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,259
Kinder Morgan Energy Partners
5.800%, 03/01/21	1,000	1,074

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 17

schedule of investments
March 31, 2011 (Unaudited)
Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Shell International Finance
3.250%, 09/22/15	$1,500	$1,549
Transocean
6.000%, 03/15/18	1,000	1,079
Total Petroleum & Fuel Products		5,961
Real Estate Investment Trusts [2.8%]
HCP
5.650%, 12/15/13	500	542
5.625%, 05/01/17	500	529
Health Care REIT
4.700%, 09/15/17	1,000	1,003
Kimco Realty
6.875%, 10/01/19	1,080	1,260
Total Real Estate Investment Trusts		3,334
Retail [4.0%]
CVS Caremark
6.125%, 08/15/16	1,000	1,126
Home Depot
5.250%, 12/16/13	1,000	1,091
Kroger
5.500%, 02/01/13	450	482
Target
6.000%, 01/15/18	1,770	2,026
Total Retail		4,725
Special Purpose Banks [1.7%]
Dexia Credit Local
2.750%, 01/10/14(A)	2,000	1,995
Telephones & Telecommunications [4.6%]
Deutsche Telekom International Finance
5.250%, 07/22/13	475	514
Motorola Solutions
6.000%, 11/15/17	1,000	1,094
New Cingular Wireless Services
8.125%, 05/01/12	345	371
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,111
Verizon Communications
5.550%, 02/15/16	2,195	2,438
Total Telephones & Telecommunications		5,528
Total Corporate Bonds (Cost $106,293)		109,440

Description	Face Amount (000)	Value (000)
Municipal Bonds [4.5%]
California [3.6%]
California State, City of Industry, Sales Tax Project, RB, NATL-RE
5.000%, 01/01/12	$955	$966
Irvine Ranch, Water District Authority, RB (C)
Pre-Refunded @ 100
8.180%, 03/15/11	1,200	1,242
Los Angeles County, Metropolitan Transportation Authority, RB
4.280%, 06/01/21	2,000	1,934
State of California, GO
5.700%, 11/01/21	185	188
Total California		4,330
Wisconsin [0.9%]
De Pere, Unified School District, GO, FGIC (C)
Pre-Refunded @ 100
4.500%, 10/01/11	995	1,015
Total Municipal Bonds (Cost $5,414)		5,345
U.S. Government Mortgage-Backed Obligations [0.5%]
FHLMC REMIC, Ser 2008-R015, Cl AN
3.750%, 02/15/13	19	19
FHLMC REMIC, Ser 2982, Cl NB
5.500%, 02/15/29	134	136
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	381	409
FNMA REMIC, Ser 2006-B1, Cl AB
6.000%, 06/25/16	41	41
Total U.S. Government Mortgage-Backed Obligations (Cost $577)		605
U.S. Treasury Obligation [0.5%]
U.S. Treasury Inflation Protection Security
2.000%, 01/15/14	596	649
Total U.S. Treasury Obligation (Cost $603)		649

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 18

schedule of investments
March 31, 2011 (Unaudited)
Corporate Bond Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Cash Equivalent [0.6%]
Goldman Sachs Financial Square Funds - Government Fund, 0.040%*	758,346	$758
Total Cash Equivalent (Cost $758)		758
Repurchase Agreement(D) [1.7%]
Barclays
0.110%, dated 03/31/11, repurchased on 04/01/11, repurchase price $2,000,006 (collateralized by a U.S. Treasury obligation, par value $2,037,973, 0.625%, 01/31/13; with total market value $2,040,053)	$2,000	2,000
Total Repurchase Agreement (Cost $2,000)		2,000
Total Investments [99.5%] (Cost $115,645)		$118,797

Percentages are based on Net Assets of $119,407 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2011.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2011, the value of these securities amounted to $16,763 (000), representing 14.1% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

FDIC Insured — Federal Depositary Insurance Corporation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$109,440	$—	$109,440
Municipal Bonds	—	5,345	—	5,345
U.S. Government Mortgage-Backed Obligations	—	605	—	605
U.S. Treasury Obligation	—	649	—	649
Cash Equivalent	758	—	—	758
Repurchase Agreement	—	2,000	—	2,000
Total Investments in Securities	$758	$118,039	$—	$118,797

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 19

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [94.4%]
Arizona [1.6%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$800
California [81.9%]
Atwater, Elementary School District, Ser A, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.000%, 08/01/22	660	671
Azusa, Redevelopment Agency, Mortgage-Backed Securities Program, Ser A, RB, FNMA, ETM
6.875%, 10/01/12	200	219
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	360	366
Burbank, Public Financing Authority, Golden State Redevelopment Project, Ser A, TA, AMBAC (A)
Pre-Refunded @ 100
5.250%, 12/01/13	75	84
California State Public Works Board, Ser C, RB, NATL-RE FGIC
5.000%, 09/01/20	750	824

Description	Face Amount (000)	Value (000)
California State Public Works Board, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	$600	$651
California State, Department of Water Resources, Power Supply Project, Ser H-PWR, RB, AGM
Callable 05/01/18 @ 100
5.000%, 05/01/21	1,000	1,078
California State, Department of Water Resources, Water Systems Project, Ser J-2, RB
7.000%, 12/01/12	500	553
California State, Department of Water Resources, Water Systems Project, Ser Y, RB, NATL-RE FGIC
Callable 06/01/13 @ 100
5.250%, 12/01/19	515	559
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	900	981
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	391
California State, GO
Callable 02/01/12 @ 100
5.000%, 02/01/18	175	179
California State, Infrastructure & Economic Authority, Bay Area Toll Bridges Project, Ser A, RB, AGM (A)
Pre-Refunded @ 100
5.250%, 07/01/13	125	138
California State, Public Works Board Lease, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 03/01/12 @ 100
5.250%, 03/01/18	155	158
California State, Public Works Board Lease, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	211
California State, Public Works Board, Ser B-1, RB
5.000%, 03/01/19	500	522

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 20

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California Statewide Communities Development Authority, Ser A, RB
5.000%, 04/01/19	$150	$159
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	385
Castaic Lake Water Agency, Ser A, COP, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/22	275	286
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	338
City & County of San Francisco California, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	766
Clovis, Public Financing Authority, Ser A, TA, NATL-RE
3.250%, 08/01/13	400	393
Dry Creek, Joint Elementary School District, Ser A, GO, AGM (B)
3.212%, 08/01/11	200	199
El Camino Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	525
Escondido, Union School District, Refunding & Financing Project, COP, NATL-RE
4.750%, 07/01/19	735	799
Fresno, Unified School District, Election 2001 Project, Ser D, GO, NATL-RE (A)
Pre-Refunded @ 102
5.000%, 08/01/13	200	224
Gilroy, Unified School District, GO (B)
3.448%, 04/01/13	500	474
Gilroy, Unified School District, GO, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	800	836

Description	Face Amount (000)	Value (000)
Golden State, Tobacco Settlement, Ser A, RB, AMBAC
Callable 04/27/11 @ 100
5.000%, 06/01/20	$500	$495
Golden State, Tobacco Settlement, Ser A-1, RB (A)
Pre-Refunded @ 100
6.750%, 06/01/13	920	1,033
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	218
Kern, High School District, GO, ETM
7.100%, 08/01/12	290	315
Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	500	577
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	221
Los Angeles County, Metropolitan Transportation Authority, Ser B, RB, AGM
Callable 07/01/11 @ 101
5.250%, 07/01/15	250	255
Los Angeles County, Public Works Financing Authority, SAB, AGM
5.250%, 10/01/18	750	852
Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE FGIC
3.750%, 10/01/14	175	184
Los Angeles Municipal Improvement, Ser E, RB
5.000%, 09/01/15	200	219
Los Angeles, Department of Water & Power, Power Systems Project, Ser A Sub-Ser-Ser A-1, RB, NATL-RE
5.000%, 07/01/12	665	701
Los Angeles, Department of Water & Power, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,033

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 21

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 100
5.500%, 06/01/18	$500	$520
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
5.250%, 06/01/12	300	315
Los Angeles, Ser A, GO, AGM
Callable 09/01/12 @ 100
5.000%, 09/01/20	750	781
Los Angeles, Unified School District, COP, AMBAC
5.000%, 10/01/12	750	786
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	125	134
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	825	913
Mount San Antonio, Community College District, GO (B)
3.787%, 05/01/15	500	440
North Orange County, Community College District, Ser A, GO, NATL-RE (A)
Pre-Refunded @ 101
5.375%, 08/01/12	525	563
Oakley, Civic Center Project, COP
4.000%, 05/01/12	230	236
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,171
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	506
Oxnard, School District, Election 2006 Project, Ser A, GO, CIFG
6.750%, 08/01/11	300	306
Pinole, Redevelopment Agency, Pinole Vista Redevelopment Project, TA, AGM
Callable 05/05/11 @ 100
5.250%, 08/01/14	100	101

Description	Face Amount (000)	Value (000)
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	$500	$497
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	492
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 05/12/11 @ 100
4.750%, 05/01/17	525	525
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	805	836
Sacramento, Unified School District, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	321
San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	750	825
San Diego, Unified School District, Election 1998 Project, Ser E, GO, AGM
Callable 07/01/13 @ 101
5.250%, 07/01/16	100	109
San Francisco City & County Airports Commission, Ser B, RB
5.000%, 05/01/17	495	542
San Francisco City & County Redevelopment Agency, Ser B, TA, NATL-RE FGIC
5.250%, 08/01/13	500	521
San Francisco City & County, Redevelopment Agency, Ser B, TA
5.000%, 08/01/17	540	550
San Francisco City & County, Redevelopment Agency, Ser B, TA, NATL-RE
5.000%, 08/01/15	300	312
San Francisco City & County, Redevelopment Agency, Ser B, TA, NATL-RE FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	609

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 22

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	$550	$572
San Jose, Redevelopment Agency, Ser A, TA, NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/17	795	758
Santa Margarita, Dana Point Authority, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	165	181
Solano County, COP, NATL-RE (A)
Pre-Refunded @ 100
5.250%, 11/01/12	100	107
Southern California Public Power Authority, Sub-Ser, RB
5.000%, 07/01/17	1,200	1,356
Southern California, Metropolitan Water District Authority, Ser A, RB
5.750%, 07/01/21	280	326
State of California, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,074
State of California, Ser A, GO, NATL-RE FGIC
Callable 07/01/11 @ 100
5.000%, 07/01/17	500	505
State of California, Ser A-2, RB
3.000%, 06/28/11	1,000	1,006
State of California, Ser B, GO (C)
4.000%, 07/01/23	750	793
Tamalpais, Unified High School District, GO, NATL-RE (A)
Pre-Refunded @ 101
4.875%, 08/01/11	100	103
University of California, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/20	510	546
University of California, Ser A, RB, NATL-RE
Callable 05/15/12 @ 101
4.750%, 05/15/23	500	506
University of California, Ser B, RB, AGM (A)
Pre-Refunded @ 101
5.000%, 05/15/13	750	823

Description	Face Amount (000)	Value (000)
University of California, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	$250	$263
University of California, Ser Q, RB, AGM
Callable 09/01/11 @ 101
5.000%, 09/01/22	10	10
Total California		40,912
Illinois [0.7%]
Cook County, Forest Preservation District, GO, AMBAC
Callable 11/15/14 @ 100
5.250%, 11/15/15	300	329
New Jersey [0.7%]
New Jersey State, Turnpike Authority, Ser C, RB, NATL-RE-IBC-BNY, ETM
6.500%, 01/01/16	315	354
New Mexico [0.8%]
Santa Fe, Educational Facilities Authority, College of Santa Fe Project, RB (A)
Pre-Refunded @ 100
5.750%, 10/01/14	350	403
New York [2.1%]
New York City, Housing Development, Ser F, RB
Callable 05/05/11 @ 100
1.950%, 11/01/12	500	500
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	490	534
Total New York		1,034
South Carolina [1.6%]
Columbia South Carolina, Tourism Development Fee Pledge Project, COP, AMBAC
Callable 06/01/13 @ 100
5.250%, 06/01/16	350	367

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 23

schedule of investments
March 31, 2011 (Unaudited)
California Tax Exempt Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
South Carolina, Jobs & Economic Development Authority, Palmetto Health Project, Ser C, RB (A)
Pre-Refunded @ 100
6.875%, 08/01/13	$400	$454
Total South Carolina		821
Washington [2.8%]
Central Puget Sound Regional Transit Authority, Ser A, RB, AMBAC
Callable 05/01/15 @ 100
5.000%, 11/01/21	1,000	1,053
King County, NJB Properties Project, Ser A, RB
5.000%, 12/01/14	325	363
Total Washington		1,416
West Virginia [1.1%]
West Virginia State, Economic Development Authority, Correctional Juvenile Project, Ser A, RB, NATL-RE
Callable 06/01/12 @ 101
5.500%, 06/01/17	500	525
Puerto Rico [1.1%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	500	524
Total Municipal Bonds (Cost $46,698)		47,118
Cash Equivalent [3.6%]
Federated California Municipal Money Market Fund, Cl I, 0.090%*	1,801,196	1,801
Total Cash Equivalent (Cost $1,801)		1,801
Total Investments [98.0%] (Cost $48,499)		$48,919

Percentages are based on Net Assets of $49,925 ($ Thousands).

*	The rate reported is the 7-day current yield as of March 31, 2011.

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

CIFG — CDC IXIS Financial Guarantee

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TA — Tax Allocation

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$47,118	$—	$47,118
Cash Equivalent	1,801	—	—	1,801
Total Investments in Securities	$1,801	$47,118	$—	$48,919

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 24

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [44.1%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$106
Automotive [0.5%]
Daimler Finance North America
7.300%, 01/15/12	125	131
Johnson Controls
5.500%, 01/15/16	100	111
Total Automotive		242
Banks [12.0%]
ANZ National Int'l
2.375%, 12/21/12(A)	100	101
Bank of America
10.200%, 07/15/15	100	123
Bank of America, MTN
5.650%, 05/01/18	330	345
Bank of Nova Scotia
2.250%, 01/22/13	425	434
Barclays Bank
5.125%, 01/08/20	100	102
BB&T, MTN
3.375%, 09/25/13	380	395
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	415	403
Citigroup
6.375%, 08/12/14	455	503
Deutsche Bank, MTN
3.450%, 03/30/15	100	102
Deutsche Bank Trust
7.250%, 10/15/11	46	48

Description	Face Amount (000)	Value (000)
Dresdner Bank - New York
7.250%, 09/15/15	$150	$161
European Investment Bank
4.625%, 03/21/12	250	260
Goldman Sachs Group
3.625%, 02/07/16	510	505
JPMorgan Chase
4.650%, 06/01/14	480	513
4.250%, 10/15/20	150	143
KeyCorp, MTN
3.750%, 08/13/15	265	268
Kookmin Bank
7.250%, 05/14/14(A)	100	113
PNC Funding
4.250%, 09/21/15	380	400
3.000%, 05/19/14	125	128
SunTrust Banks
5.250%, 11/05/12	100	105
3.600%, 04/15/16	140	139
Wachovia, MTN
5.500%, 05/01/13	275	297
Wells Fargo
3.625%, 04/15/15	125	129
Total Banks		5,717
Cable/Media [1.7%]
Comcast
4.950%, 06/15/16	250	267
DIRECTV Holdings
3.500%, 03/01/16	150	150
TCI Communications
7.875%, 08/01/13	75	85
Time Warner Cable
4.125%, 02/15/21	330	309
Total Cable/Media		811
Chemicals [0.9%]
Dow Chemical
2.500%, 02/15/16	280	269
PPG Industries
1.900%, 01/15/16	180	171
Total Chemicals		440
Computer System Design & Services [0.9%]
Hewlett-Packard
2.125%, 09/13/15	450	441

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 25

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Data Processing [0.1%]
Fiserv
6.125%, 11/20/12	$55	$59
Drugs [1.2%]
McKesson
3.250%, 03/01/16	135	136
Novartis Capital
4.125%, 02/10/14	110	118
Teva Pharmaceutical
5.550%, 02/01/16	75	83
Wyeth
5.500%, 02/15/16	240	269
Total Drugs		606
Energy [2.1%]
Baltimore Gas & Electric
6.125%, 07/01/13	230	252
Carolina Power & Light
5.150%, 04/01/15	80	87
Exelon
5.625%, 06/15/35	75	70
Korea Electric Power
7.750%, 04/01/13	95	105
6.750%, 08/01/27	75	84
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	80
Public Service of Colorado
3.200%, 11/15/20	215	200
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	103
Total Energy		981
Financial Services [4.3%]
American Express Credit, MTN
7.300%, 08/20/13	405	453
Bank of New York Mellon, MTN
3.100%, 01/15/15	265	272
Caterpillar Financial Services, MTN
6.200%, 09/30/13	225	251
Eksportfinans
3.000%, 11/17/14	210	216
General Electric Capital
2.250%, 11/09/15	250	240
General Electric Capital, MTN
6.000%, 08/07/19	125	136

Description	Face Amount (000)	Value (000)
General Electric Capital, Ser A, MTN
6.000%, 06/15/12	$75	$79
HSBC Finance
6.676%, 01/15/21(A)	83	86
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	171
UFJ Finance Aruba
6.750%, 07/15/13	125	138
Total Financial Services		2,042
Food, Beverage & Tobacco [1.8%]
Cia de Bebidas das Americas
8.750%, 09/15/13	175	200
General Mills
5.650%, 02/15/19	120	133
Kellogg
4.450%, 05/30/16	230	246
Kraft Foods
6.500%, 08/11/17	235	268
Total Food, Beverage & Tobacco		847
Insurance [2.5%]
Aflac
3.450%, 08/15/15	85	85
Berkshire Hathaway
3.200%, 02/11/15	265	273
MetLife
5.000%, 06/15/15	250	269
Protective Life
4.300%, 06/01/13	100	104
Prudential Financial
5.375%, 06/21/20	180	188
Prudential Financial, MTN
2.750%, 01/14/13	100	102
Travelers
3.900%, 11/01/20	185	175
Total Insurance		1,196
Invest Mgmnt/Advis Serv [0.6%]
BlackRock
3.500%, 12/10/14	260	272
Investment Banker/Broker Dealer [2.3%]
Goldman Sachs Group
5.150%, 01/15/14	75	81

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 26

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Jefferies Group
6.450%, 06/08/27	$100	$100
Morgan Stanley
5.300%, 03/01/13	485	516
4.750%, 04/01/14	75	78
Morgan Stanley, MTN
6.625%, 04/01/18	100	110
TD Ameritrade Holding
4.150%, 12/01/14	200	208
Total Investment Banker/Broker Dealer		1,093
Machinery-Construction and Mining [0.5%]
Caterpillar
7.900%, 12/15/18	175	225
Manufacturing [1.1%]
General Electric
5.000%, 02/01/13	260	277
Tyco International Finance
4.125%, 10/15/14	250	266
Total Manufacturing		543
Medical Products [0.3%]
Zimmer Holdings
4.625%, 11/30/19	115	119
Medical-HMO [0.4%]
UnitedHealth Group
4.750%, 02/10/14	40	43
4.700%, 02/15/21	165	167
Total Medical-HMO		210
Metals & Mining [0.4%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	115
Vale Overseas
6.875%, 11/21/36	100	106
Total Metals & Mining		221
Multi-Media [1.0%]
Time Warner
5.875%, 11/15/16	290	324
Viacom
6.250%, 04/30/16	125	142
Total Multi-Media		466

Description	Face Amount (000)	Value (000)
Networking Products [0.5%]
Cisco Systems
5.500%, 01/15/40	$100	$98
4.950%, 02/15/19	125	134
Total Networking Products		232
Oil, Gas & Consumable Fuels [1.2%]
BP Capital Markets
3.200%, 03/11/16	100	100
3.125%, 10/01/15	215	216
Total Capital
3.125%, 10/02/15	250	255
Total Oil, Gas & Consumable Fuels		571
Oil-Field Services [0.3%]
Weatherford International Bermuda
5.125%, 09/15/20	140	139
Petroleum & Fuel Products [0.7%]
Energy Transfer Partners
6.625%, 10/15/36	75	78
Enterprise Products Operating
3.700%, 06/01/15	125	129
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	130
Total Petroleum & Fuel Products		337
REITS-Health Care [0.6%]
Health Care REIT
4.950%, 01/15/21	275	265
REITS-Office Property [0.6%]
Boston Properties
5.875%, 10/15/19	270	293
Retail [1.5%]
Home Depot
5.400%, 03/01/16	305	337
Lowe's
5.000%, 10/15/15	325	361
Total Retail		698
Retail-Drug Store [0.6%]
CVS Caremark
5.750%, 06/01/17	235	259

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 27

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Telephones & Telecommunications [3.0%]
AT&T
5.600%, 05/15/18	$310	$340
British Telecommunications
9.875%, 12/15/30	100	138
Deutsche Telekom International Finance
8.750%, 06/15/30	75	98
Deutsche Telekom International Finance BV
6.000%, 07/08/19	50	57
GTE
6.840%, 04/15/18	100	116
New Cingular Wireless Services
8.750%, 03/01/31	75	103
Telecom Italia Capital
7.200%, 07/18/36	75	75
Telefonica Emisiones
6.421%, 06/20/16	75	83
Verizon Communications
3.000%, 04/01/16	425	423
Total Telephones & Telecommunications		1,433
Transportation Services [0.3%]
FedEx
9.650%, 06/15/12	125	137
Total Corporate Bonds (Cost $20,315)		21,001
U.S. Treasury Obligations [22.2%]
U.S. Treasury Bonds
6.250%, 08/15/23	1,575	1,956
5.250%, 11/15/28	650	732
4.375%, 02/15/38	625	615
U.S. Treasury Notes
4.750%, 05/15/14	780	863
4.250%, 08/15/13	550	592
4.250%, 11/15/17	135	147
2.625%, 04/30/16	425	433
2.375%, 09/30/14	975	1,003
2.375%, 03/31/16	1,925	1,938
2.375%, 07/31/17	1,270	1,245
1.750%, 07/31/15	1,085	1,077
Total U.S. Treasury Obligations (Cost $10,629)		10,601

Description	Face Amount (000)	Value (000)
U.S. Government Mortgage-Backed Obligations [15.4%]
FHLMC, Pool 1B2677
2.650%, 01/01/35(B)	$13	$14
FHLMC, Pool 1B2683
2.652%, 01/01/35(B)	10	10
FHLMC, Pool 1B2692
2.506%, 12/01/34(B)	28	30
FHLMC, Pool A93996
4.500%, 09/01/40	189	192
FHLMC, Pool C03490
4.500%, 08/01/40	531	540
FHLMC, Pool C20300
6.500%, 01/01/29	7	8
FHLMC, Pool G08003
6.000%, 07/01/34	71	78
FHLMC, Pool G11431
6.000%, 02/01/18	14	15
FHLMC, Pool G11911
5.000%, 02/01/21	145	155
FHLMC, Pool G13767
4.000%, 03/01/25	522	538
FHLMC, Pool G18124
6.000%, 06/01/21	43	47
FHLMC Gold, Pool E01280
5.000%, 12/01/17	21	22
FHLMC Gold, Pool G04222
5.500%, 04/01/38	134	143
FHLMC Gold, Pool G11880
5.000%, 12/01/20	62	66
FHLMC REMIC, Ser 2007-R010, Cl VA
5.500%, 04/15/17	99	107
FHLMC REMIC, Ser 2009-3540, Cl CD,
2.000%, 06/15/14	172	173
FHLMC REMIC, Ser 2730, Cl PD
5.000%, 05/15/21	103	106
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	140	150
FHLMC REMIC, Ser 3122, Cl VA
6.000%, 01/15/17	93	97
FHLMC REMIC, Ser 3132, Cl MA
5.500%, 12/15/23	33	34
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	114	122
FHLMC REMIC, Ser R009, Cl AJ
5.750%, 12/15/18	34	36

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 28

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	$108	$114
FNMA, Pool 252570
6.500%, 07/01/29	16	18
FNMA, Pool 253183
7.500%, 04/01/30	1	2
FNMA, Pool 253398
8.000%, 08/01/30	5	6
FNMA, Pool 254510
5.000%, 11/01/17	28	30
FNMA, Pool 254545
5.000%, 12/01/17	56	60
FNMA, Pool 254685
5.000%, 04/01/18	45	48
FNMA, Pool 254949
5.000%, 11/01/33	50	52
FNMA, Pool 255814
5.500%, 08/01/35	125	134
FNMA, Pool 303168
9.500%, 02/01/25	4	5
FNMA, Pool 725424
5.500%, 04/01/34	94	102
FNMA, Pool 735060
6.000%, 11/01/34	53	58
FNMA, Pool 735228
5.500%, 02/01/35	50	54
FNMA, Pool 735230
5.500%, 02/01/35	117	126
FNMA, Pool 745275
5.000%, 02/01/36	564	593
FNMA, Pool 745418
5.500%, 04/01/36	692	744
FNMA, Pool 827223
2.340%, 04/01/35(B)	106	110
FNMA, Pool 844809
5.000%, 11/01/35	387	407
FNMA, Pool 995865
4.500%, 07/01/24	509	534
FNMA, Pool AD0454
5.000%, 11/01/21	135	144
FNMA, Pool AD8522
4.000%, 08/01/40	177	175
FNMA REMIC, Ser 136, Cl PK
6.000%, 08/25/22	17	19
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	70	72
FNMA REMIC, Ser W6, Cl 1A6
5.500%, 07/25/34	51	54
FNMA REMIC, Ser B2, Cl AB
5.500%, 05/25/14	25	25

Description	Face Amount (000)	Value (000)
GNMA, Pool 479168
8.000%, 02/15/30	$8	$9
GNMA, Pool 780315
9.500%, 12/15/17	8	10
GNMA, Pool G2 4696
4.500%, 05/20/40	381	393
GNMA, Pool G2 4747
5.000%, 07/20/40	165	175
GNMA, Pool G2 4923
4.500%, 01/20/41	199	206
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	165	165
Total U.S. Government Mortgage-Backed Obligations (Cost $7,142)		7,327
U.S. Government Agency Obligations [7.6%]
FHLB
4.500%, 11/15/12	450	477
FHLMC
2.500%, 01/07/14	525	542
FNMA
4.625%, 10/15/13	995	1,080
4.375%, 09/15/12	130	137
2.875%, 12/11/13	510	532
2.375%, 07/28/15	460	465
1.750%, 02/22/13	400	407
Total U.S. Government Agency Obligations (Cost $3,559)		3,640
Asset-Backed Securities [4.3%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37 (C)	200	198
Chase Issuance Trust, Ser 2006-A4, Cl A4
0.275%, 10/15/13(B)	325	325
Chase Issuance Trust, Ser 2009-A2, Cl A2
1.805%, 04/15/14(B)	400	406
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.805%, 05/15/14(B)	600	609
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28	5	4

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 29

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	$1	$1
GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35(B)	96	93
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	66	70
GSAA Home Equity Trust, Ser 2005-1, Cl AF2
4.316%, 11/25/34(B)	16	16
MBNA Credit Card Master Note Trust, Ser 2002-A3, Cl A3
0.495%, 09/15/14(B)	200	200
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	79	80
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	47	36
Total Asset-Backed Securities (Cost $2,052)		2,038
Commercial Mortgage-Backed Obligations [3.4%]
Bear Stearns Commercial Mortgage Security, Ser 2007-PW16, Cl AM
5.718%, 06/11/40(B)	300	301
Citigroup, Ser 2005-CD1
5.222%, 07/15/44(B)	200	215
Citigroup, Ser 2007-CD4, Cl A2B (C)
5.205%, 12/11/49	150	153
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44(B)	200	214
GMAC Mortgage Corporation Loan Trust, Ser 2004-J4, Cl A2
5.500%, 09/25/34	26	26
JPMorgan Chase, Ser 2006-CB17, Cl ASB
5.415%, 12/12/43	200	212
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	219
Description	Face Amount (000)/Shares	Value (000)
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.270%, 12/15/44(B)	$250	$269
Total Commercial Mortgage-Backed Obligations (Cost $1,575)		1,609
Mortgage-Backed Securities [0.7%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	72	74
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	59	60
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	25	25
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	43	44
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	116	122
Total Mortgage-Backed Securities (Cost $314)		325
Foreign Corporate Bonds [0.4%]
National Bank of Hungary
8.875%, 11/01/13	75	83
United Mexican States, MTN
5.125%, 01/15/20	100	104
Total Foreign Corporate Bonds (Cost $176)		187
Cash Equivalent [2.2%]
AIM STIT-Treasury Portfolio, 0.020%*	1,035,729	1,036
Total Cash Equivalent (Cost $1,036)		1,036
Total Investments [100.3%] (Cost $46,798)		$47,764

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 30

schedule of investments
March 31, 2011 (Unaudited)
Full Maturity Fixed Income Fund (concluded)

Percentages are based on Net Assets of $47,611 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2011.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2011, the value of these securities amounted to $403 (000), representing 0.8% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

(C)	Step Bond — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2011.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$21,001	$—	$21,001
U.S. Treasury Obligations	—	10,601	—	10,601
U.S. Government Mortgage-Backed Obligations	—	7,327	—	7,327
U.S. Government Agency Obligations	—	3,640	—	3,640
Asset-Backed Securities	—	2,038	—	2,038
Commercial Mortgage-Backed Securities	—	1,609	—	1,609
Mortgage-Backed Securities	—	325	—	325
Foreign Corporate Bond	—	187	—	187
Cash Equivalent	1,036	—	—	1,036
Total Investments in Securities	$1,036	$46,728	$—	$47,764

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 31

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [97.7%]
Advanced Materials/Prd [0.2%]
Polymer Group
7.750%, 02/01/19(A)	$130	$134
Advertising Agencies [1.1%]
MDC Partners
11.000%, 11/01/16(A)	700	782
Total Advertising Agencies		782
Aerospace & Defense [1.8%]
Acquisition Lanza Parent
10.000%, 06/01/17(A)	200	220
Kratos Defense & Security Solutions
10.000%, 06/01/17	500	551
Sequa
13.500%, 12/01/15(A)	101	110
11.750%, 12/01/15(A)	400	432
Total Aerospace & Defense		1,313
Airlines [2.0%]
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	463	460
DAE Aviation Holdings
11.250%, 08/01/15(A)	150	159
Delta Airlines
12.250%, 03/15/15(A)	250	280
Global Aviation Holdings
14.000%, 08/15/13	500	586
Total Airlines		1,485

Description	Face Amount (000)	Value (000)
Auto Rent & Lease [0.3%]
Avis Budget Car Rental
7.750%, 05/15/16	$100	$103
H&E Equipment Services
8.375%, 07/15/16	100	105
Total Auto Rent & Lease		208
Autoparts [1.1%]
Asbury Automotive Group
7.625%, 03/15/17	100	102
Exide Technologies
8.625%, 02/01/18(A)	300	320
Stanadyne
10.000%, 08/15/14	450	461
Total Autoparts		883
B2B/E-Commerce [1.0%]
GXS Worldwide
9.750%, 06/15/15	750	763
Banks [0.8%]
CIT Group
7.000%, 05/01/16	600	601
Broadcasting & Cable [4.1%]
Atlantic Broadband Finance
9.375%, 01/15/14	100	102
Barrington Broadcasting Group
10.500%, 08/15/14	100	101
Bonten Media Acquisition
9.000%, 06/01/15(A)	181	118
Bresnan Broadband Holdings
8.000%, 12/15/18(A)	500	528
Cablevision Systems
8.000%, 04/15/20	400	436
CCO Holdings
8.125%, 04/30/20	250	272
CSC Holdings
7.625%, 07/15/18	100	110
DCP
10.750%, 08/15/15(A)	500	482
Fisher Communications
8.625%, 09/15/14	150	154
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/19(A)	500	512

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 32

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Local TV Finance
9.250%, 06/15/15(A)	$122	$118
Newport Television
13.000%, 03/15/17(A)	130	131
Total Broadcasting & Cable		3,064
Building & Construction [2.2%]
APERAM
7.375%, 04/01/16(A)	400	407
Cemex
9.000%, 01/11/18(A)	400	419
Columbus McKinnon
7.875%, 02/01/19(A)	200	205
Dycom Investments
7.125%, 01/15/21(A)	300	305
Interline Brands
7.000%, 11/15/18	190	195
Total Building & Construction		1,531
Chemicals [1.0%]
Ferro
7.875%, 08/15/18	225	239
Nalco
6.625%, 01/15/19(A)	250	257
Nexeo Solutions
8.375%, 03/01/18(A)	250	255
Total Chemicals		751
Coal Mining [0.6%]
Consol Energy
8.250%, 04/01/20	400	443
Commercial Services [3.0%]
ARAMARK
8.500%, 02/01/15	500	521
Bankrate
11.750%, 07/15/15(A)	250	284
DynCorp International
10.375%, 07/01/17(A)	500	541
Iron Mountain
8.750%, 07/15/18	150	158
NCO Group
11.875%, 11/15/14	700	613
Tube City IMS
9.750%, 02/01/15	100	105
Total Commercial Services		2,222

Description	Face Amount (000)	Value (000)
Communications Software [0.9%]
Aspect Software
10.625%, 05/15/17(A)	$600	$642
Computer System Design & Services [1.7%]
Activant Solutions
9.500%, 05/01/16	100	103
Compucom Systems
12.500%, 10/01/15(A)	540	584
Stratus Technologies
12.000%, 03/29/15(A)	675	622
Total Computer System Design & Services		1,309
Consumer Products & Services [4.0%]
American Achievement
10.875%, 04/15/16(A)	500	491
MSX International
12.500%, 04/01/12(A)	100	86
Prestige Brands
8.250%, 04/01/18	250	264
Reynolds Group Issuer
7.125%, 04/15/19(A)	470	482
Scotts Miracle-Gro
6.625%, 12/15/20(A)	350	359
Spectrum Brands Holdings
9.500%, 06/15/18(A)	700	772
Steinway Musical Instruments
7.000%, 03/01/14(A)	100	102
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	53
YCC Holdings
10.250%, 02/15/16(A)	400	403
Total Consumer Products & Services		3,012
Containers & Packaging [2.2%]
Exopack Holding
11.250%, 02/01/14	250	257
Graphic Packaging International
7.875%, 10/01/18	145	155
Intertape Polymer US
8.500%, 08/01/14	100	90
Pregis
12.375%, 10/15/13	600	592
Pretium Packaging
11.500%, 04/01/16(A)	350	354
Solo Cup
8.500%, 02/15/14	200	179
Total Containers & Packaging		1,627

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 33

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Data Processing/Mgmt [0.8%]
First Data
10.550%, 09/24/15	$571	$592
Distribution/Wholesale [2.1%]
Baker & Taylor
11.500%, 07/01/13(A)	500	433
Intcomex
13.250%, 12/15/14	600	631
VWR Funding
10.250%, 07/15/15	423	447
Total Distribution/Wholesale		1,511
Diversified Operations [1.4%]
Amsted Industries
8.125%, 03/15/18(A)	450	480
Griffon
7.125%, 04/01/18(A)	500	509
Total Diversified Operations		989
Drugs [0.4%]
Giant Funding
8.250%, 02/01/18(A)	300	308
Electric Utilities [1.5%]
AES
8.000%, 10/15/17	100	108
8.000%, 06/01/20	50	54
CMS Energy
8.750%, 06/15/19	50	60
6.875%, 12/15/15	150	165
NRG Energy
8.250%, 09/01/20(A)	250	260
7.375%, 02/01/16	100	103
PNM Resources
9.250%, 05/15/15	100	113
RRI Energy
7.625%, 06/15/14	200	207
Total Electric Utilities		1,070
Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	250	262
Enterprise Software/Serv [0.6%]
JDA Software Group
8.000%, 12/15/14	375	410

Description	Face Amount (000)	Value (000)
Entertainment & Gaming [12.2%]
Boyd Gaming
6.750%, 04/15/14	$500	$501
Caesars Entertainment Operating
12.750%, 04/15/18(A)	100	101
11.250%, 06/01/17	250	284
10.000%, 12/15/18	350	319
CCM Merger
8.000%, 08/01/13(A)	175	174
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	135
Chukchansi Economic Development Authority
8.000%, 11/15/13(A)	250	185
3.943%, 11/15/12(A) (B)	250	185
Circus & Eldorado Joint Venture/Silver Legacy Capital
10.125%, 03/01/12	150	148
CityCenter Holdings
7.625%, 01/15/16(A)	300	310
Diamond Resorts
12.000%, 08/15/18(A)	600	642
Indianapolis Downs & Capital
11.000%, 11/01/12(A) (C)	100	88
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20(A)	45	44
1.250%, 11/30/20(A)	101	55
Jacobs Entertainment
9.750%, 06/15/14	75	76
Lions Gate Entertainment
10.250%, 11/01/16(A)	400	424
Live Nation Entertainment
8.125%, 05/15/18(A)	325	334
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A) (C)	170	17
MGM Resorts International
11.375%, 03/01/18	400	444
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	100	75
NAI Entertainment Holdings
8.250%, 12/15/17(A)	500	535
Penn National Gaming
8.750%, 08/15/19	250	276
Regal Entertainment Group
9.125%, 08/15/18	225	241
River Rock Entertainment Authority
9.750%, 11/01/11	800	672

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 34

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Pasqual Casino
8.000%, 09/15/13(A)	$100	$100
Scientific Games
8.125%, 09/15/18(A)	325	343
Seminole Indian Tribe of Florida
7.750%, 10/01/17(A)	360	381
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15(A)	100	66
Snoqualmie Entertainment Authority
9.125%, 02/01/15(A)	300	298
4.204%, 02/01/14(A) (B)	400	362
Speedway Motorsports
6.750%, 02/01/19(A)	250	252
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	124
Vail Resorts
6.750%, 02/15/14	100	101
Waterford Gaming
8.625%, 09/15/14(A) (D)	64	33
Wynn Las Vegas
7.875%, 05/01/20	175	187
7.750%, 08/15/20	400	424
Total Entertainment & Gaming		8,936
Financial Services [0.6%]
Icahn Enterprises
7.750%, 01/15/16	400	411
Food, Beverage & Tobacco [3.7%]
B&G Foods
7.625%, 01/15/18	200	215
Beverages & More
9.625%, 10/01/14(A)	400	420
Blue Merger Sub
7.625%, 02/15/19(A)	350	355
Bumble Bee Acquisition
9.000%, 12/15/17(A)	320	333
Bumble Bee Holdco SCA
9.625%, 03/15/18(A)	250	233
Darling International
8.500%, 12/15/18(A)	350	381
Le-Nature's
9.000%, 06/15/13(A) (C) (D)	150	22
US Foodservice
10.250%, 06/30/15(A)	500	525
Vector Group
11.000%, 08/15/15	250	263
Total Food, Beverage & Tobacco		2,747

Description	Face Amount (000)	Value (000)
Gas/Natural Gas [0.2%]
El Paso
7.000%, 06/15/17	$150	$168
Insurance [3.8%]
CNO Financial Group
9.000%, 01/15/18(A)	500	530
Delphi Financial Group
7.875%, 01/31/20	300	329
Ironshore Holdings US
8.500%, 05/15/20(A)	800	826
National Life Insurance
10.500%, 09/15/39(A)	150	188
Protective Life
8.450%, 10/15/39	225	251
USI Holdings
9.750%, 05/15/15(A)	507	520
4.188%, 11/15/14(A) (B)	125	122
Total Insurance		2,766
Investment Banker/Broker Dealer [1.6%]
E*Trade Financial
7.375%, 09/15/13	400	401
Nuveen Investments
10.500%, 11/15/15	700	719
Total Investment Banker/Broker Dealer		1,120
Investment Companies [0.9%]
American Capital
7.960%, 12/31/13(A)	105	105
Offshore Group Investments
11.500%, 08/01/15(A)	500	555
Total Investment Companies		660
Machinery [1.5%]
Case New Holland
7.875%, 12/01/17(A)	150	167
CPM Holdings
10.875%, 09/01/14(A)	500	540
Thermadyne Holdings
9.000%, 12/15/17(A)	350	370
Total Machinery		1,077

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 35

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Medical Products & Services [3.2%]
Apria Healthcare Group
12.375%, 11/01/14	$200	$217
BioScrip
10.250%, 10/01/15	600	625
Community Health Systems
8.875%, 07/15/15	150	158
DJO Finance
9.750%, 10/15/17(A)	210	221
Omnicare
7.750%, 06/01/20	350	371
OnCure Holdings
11.750%, 05/15/17	500	501
STHI Holding
8.000%, 03/15/18(A)	200	207
Total Medical Products & Services		2,300
Metals & Mining [2.4%]
Aleris International
7.625%, 02/15/18(A)	200	200
Atkore International
9.875%, 01/01/18(A)	500	534
Midwest Vanadium Pty
11.500%, 02/15/18(A)	500	516
Noranda Aluminum Acquisition
5.193%, 05/15/15(B)	169	163
Novelis
8.375%, 12/15/17(A)	350	379
Total Metals & Mining		1,792
Miscellaneous Business Services [0.7%]
Affinion Group
11.500%, 10/15/15	100	106
Carriage Services
7.875%, 01/15/15	200	204
Lamar Media
6.625%, 08/15/15	100	102
MCBC Holdings
6.830%, 10/15/14(A) (D)	50	25
Stewart Enterprises
6.250%, 02/15/13	100	100
Total Miscellaneous Business Services		537
Miscellaneous Manufacturing [2.2%]
AGY Holding
11.000%, 11/15/14	100	96
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (C)	75	27

Description	Face Amount (000)	Value (000)
CEVA Group
11.625%, 10/01/16(A)	$250	$275
11.500%, 04/01/18(A)	100	109
8.375%, 12/01/17(A)	300	306
Coleman Cable
9.000%, 02/15/18	450	473
Thermon Industries
9.500%, 05/01/17	300	324
Total Miscellaneous Manufacturing		1,610
Multi-line Insurance [0.3%]
Unitrin
6.000%, 05/15/17	195	201
Office Automation and Equip [0.7%]
CDW
8.000%, 12/15/18(A)	500	528
Paper & Related Products [0.4%]
Verso Paper Holdings
8.750%, 02/01/19(A)	300	312
Petroleum & Fuel Products [5.0%]
Atlas Pipeline Partners
8.125%, 12/15/15	200	208
Bill Barrett
9.875%, 07/15/16	250	281
Continental Resources
7.375%, 10/01/20	500	538
Copano Energy
7.750%, 06/01/18	100	105
Crestwood Midstream Partners
7.750%, 04/01/19(A)	400	400
Energy Transfer Equity
7.500%, 10/15/20	400	435
Helix Energy Solutions Group
9.500%, 01/15/16(A)	100	105
Newfield Exploration
6.625%, 09/01/14	150	153
Petroplus Finance
7.000%, 05/01/17(A)	150	142
Plains Exploration & Production
7.750%, 06/15/15	150	157
7.625%, 06/01/18	100	107
Quicksilver Resources
7.125%, 04/01/16	400	395
SandRidge Energy
8.000%, 06/01/18(A)	150	157
7.500%, 03/15/21(A)	250	260

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 36

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Southern Star Central
6.750%, 03/01/16	$100	$102
Southwestern Energy
7.500%, 02/01/18	100	113
Total Petroleum & Fuel Products		3,658
Printing & Publishing [0.1%]
MediMedia USA
11.375%, 11/15/14(A)	50	44
Radio [0.3%]
Cleveland Unlimited
13.500%, 12/15/10(A) (B)	250	188
Research and Development [2.6%]
Alion Science and Technology
12.000%, 11/01/14	485	500
10.250%, 02/01/15	330	268
Catalent Pharma Solutions
9.500%, 04/15/15	595	610
PharmaNet Development Group
10.875%, 04/15/17(A)	500	550
Total Research and Development		1,928
Retail [5.2%]
ACE Hardware
9.125%, 06/01/16(A)	100	108
BI-LO
9.250%, 02/15/19(A)	450	466
Burlington Coat Factory Warehouse
10.000%, 02/15/19(A)	400	388
CKE Restaurants
11.375%, 07/15/18	400	441
Claire's Stores
9.625%, 06/01/15	128	128
Dunkin Finance
9.625%, 12/01/18(A)	455	464
Easton-Bell Sports
9.750%, 12/01/16	500	562
Ferrellgas
6.500%, 05/01/21(A)	130	126
Mobile Mini
7.875%, 12/01/20(A)	225	239
Penske Automotive Group
7.750%, 12/15/16	100	103

Description	Face Amount (000)	Value (000)
Rare Restaurant Group
9.250%, 05/15/14(A)	$100	$88
Rite Aid
9.500%, 06/15/17	750	674
Sbarro
10.375%, 02/01/15(C) (D)	50	11
Sonic Automotive
9.000%, 03/15/18	70	74
8.625%, 08/15/13	13	13
Total Retail		3,885
Rubber & Plastic [0.2%]
Cooper Tire & Rubber
8.000%, 12/15/19	100	105
Schools-Day Care [0.5%]
Knowledge Learning
7.750%, 02/01/15(A)	400	396
Semi-Conductors [1.3%]
Amkor Technology
9.250%, 06/01/16	100	105
Freescale Semiconductor
9.250%, 04/15/18(A)	500	548
Stoneridge
9.500%, 10/15/17(A)	200	221
Total Semi-Conductors		874
Shipbuilding [0.7%]
Huntington Ingalls Industries
7.125%, 03/15/21(A)	250	261
6.875%, 03/15/18(A)	250	261
Total Shipbuilding		522
Steel & Steel Works [1.0%]
Ryerson
12.000%, 11/01/15	75	82
Standard Steel
12.000%, 05/01/15(A)	600	621
Total Steel & Steel Works		703

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 37

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Telephones & Telecommunications [5.0%]
Avaya
7.000%, 04/01/19(A)	$250	$244
Broadview Networks Holdings
11.375%, 09/01/12	100	98
Buccaneer Merger Sub
9.125%, 01/15/19(A)	450	477
Clearwire Communications
12.000%, 12/01/15(A)	750	810
CommScope
8.250%, 01/15/19(A)	500	522
GeoEye
8.625%, 10/01/16	345	367
Level 3 Financing
10.000%, 02/01/18	250	251
Telcordia Technologies
11.000%, 05/01/18(A)	740	823
Virgin Media Finance
9.125%, 08/15/16	150	159
Total Telephones & Telecommunications		3,751
Textile-Home Furnishings [0.4%]
Empire Today
11.375%, 02/01/17(A)	250	265
Transactional Software [0.6%]
Open Solutions
9.750%, 02/01/15(A)	600	420
Transportation Services [5.1%]
ACL I
10.625%, 02/15/16(A)	500	510
Florida East Coast Railway
8.125%, 02/01/17(A)	250	261
Pegasus Solutions
10.500%, 04/15/15(A)	100	41
Quality Distribution
9.875%, 11/01/18(A)	750	778
Sabre Holdings
8.350%, 03/15/16	600	579
Stena
7.000%, 12/01/16	150	149
Susser Holdings
8.500%, 05/15/16	250	271
Travelport
11.875%, 09/01/16	300	280
9.875%, 09/01/14	250	243
United Maritime Group
11.750%, 06/15/15	600	622
Total Transportation Services		3,734

Description	Face Amount (000)/Shares	Value (000)
Waste Disposal [0.1%]
WCA Waste
9.250%, 06/15/14	$100	$103
Total Corporate Bonds (Cost $68,974)		71,653
Convertible Bond [0.1%]
Food, Beverage & Tobacco [0.1%]
Vector Group
3.875%, 06/15/26(B)	60	71
Total Convertible Bond (Cost $62)		71
Common Stock [0.0%]
Broadcasting & Cable [0.0%]
Olympus * (D) (E)	8,500	7
Building & Construction [0.0%]
Dayton Superior(D) *	149	—
Total Common Stock (Cost $9)		7
Warrant [0.0%]
Alion Science & Technology,
Expires 03/15/17 * (D)	280	—
Total Warrant (Cost $–)		—
Cash Equivalents [1.3%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.160%**	488,243	488
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.080%**	488,243	488
Total Cash Equivalents (Cost $976)		976
Total Investments [99.1%] (Cost $70,021)		$72,707

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 38

schedule of investments
March 31, 2011 (Unaudited)
High Yield Bond Fund (concluded)

Percentages are based on Net Assets of $73,387 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2011.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2011, the value of these securities amounted to $39,583 (000), representing 53.9% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2011.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Security is considered illiquid.

(E)	Security is fair valued.

Cl — Class

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands) in accordance with ASC 820:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$71,619	$34	$71,653
Convertible Bond	—	71	—	71
Common Stock	—	—	7	7
Warrant	—	—	—	—
Cash Equivalents	976	—	—	976
Total Investments in Securities	$976	$71,690	$41	$72,707

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Corporate Bonds ($Thousands)	Investments in Common Stock ($Thousands)
Beginning balance as of October 1, 2010	$278	$10
Accrued discounts/premiums	11	—
Realized gain/(loss)	(32)	3
Change in unrealized appreciation/(depreciation)	(96)	(3)
Net purchases/sales	(161)	(3)
Net transfer in and/or out of Level 3	34	—
Ending balance as of March 31, 2011	$34	$7
Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$4	$(2)

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 39

schedule of investments
March 31, 2011 (Unaudited)
Multi-Asset Fund

Description	Shares	Value (000)
Exchange Traded Funds [46.5%]
Guggenheim Timber Fund	61,382	$1,426
iShares MSCI EAFE Index Fund	15,545	934
iShares S&P 500 Growth Index Fund	42,929	2,949
iShares S&P Global Timber Fund	9,309	473
iShares S&P MidCap 400 Index Fund	37,078	3,661
SPDR Barclays Capital High Yield Bond Fund	30,591	1,239
SPDR S&P 500 Fund	31,947	4,233
Vanguard Emerging Markets	31,905	1,561
Vanguard Energy Fund	7,374	861
Vanguard Small Cap Value	38,627	3,051
Total Exchange Traded Funds (Cost $17,383)		20,388
Affiliated Registered Investment Companies [12.2%]
CNI Corporate Bond Fund, Institutional Class	237,502	2,527
CNI Government Bond Fund, Institutional Class	127,787	1,334
CNI High Yield Bond Fund, Institutional Class	174,717	1,512
Total Affiliated Registered Investment Companies (Cost $5,226)		5,373
Unaffiliated Registered Investment Companies [21.4%]
Alpine International Real Estate Equity Fund	62,694	1,621
Cohen & Steers International Realty Fund, Inc.	137,819	1,531
Fidelity Floating Rate High Income Fund	215,637	2,128
Oppenheimer International Bond Fund, Class A	391,564	2,565

Description	Shares/Face Amount (000)	Value (000)
PIMCO Emerging Markets Bond Fund	82,439	$884
PIMCO Emerging Markets Bond Fund, Institutional Class	60,479	671
Total Unaffiliated Registered Investment Companies (Cost $8,971)		9,400
Municipal Bond [2.5%]
California [2.5%]
State of California, Ser A-2, RB
3.000%, 06/28/11	1,075	1,081
Total Municipal Bond (Cost $1,078)		1,081
Certificates of Deposit [2.3%]
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.330%, 01/06/12	1,000	1,000
Total Certificates of Deposit (Cost $1,000)		1,000
Cash Equivalent [0.9%]
Goldman Sachs Financial Square Funds - Government Fund, 0.040%*	398,373	398
Total Cash Equivalent (Cost $398)		398
Repurchase Agreement(A) [13.7%]
Barclays
0.110%, dated 03/31/11, repurchased on 4/1/11, repurchase price $6,000,018 (collaterized by a U.S. Treasury note, par value $6,126,500, 0.625%, 01/31/13; with total market value $6,120,059)	$6,000	6,000
Total Repurchase Agreement (Cost $6,000)		6,000
Total Investments [99.5%] (Cost $40,056)		$43,640

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 40

schedule of investments
March 31, 2011 (Unaudited)
Multi-Asset Fund (concluded)

Percentages are based on Net Assets of $43,852 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2011.

(A)	Tri-Party Repurchase Agreement.

EAFE — Europe, Australasia and the Far East

MSCI — Morgan Stanley Capital International

RB — Revenue Bond

Ser — Series

SPDR — Standard & Poor’s Depository Receipts

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,388	$—	$—	$20,388
Affiliated Registered Investment Companies	5,373	—	—	5,373
Unaffiliated Registered Investment Companies	9,400	—	—	9,400
Municipal Bond	—	1,081	—	1,081
Certificate of Deposit	—	1,000	—	1,000
Cash Equivalent	398	—	—	398
Repurchase Agreement	—	6,000	—	6,000
Total Investments in Securities	$35,559	$8,081	$—	$43,640

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 41

schedule of investments
March 31, 2011 (Unaudited)
Diversified Equity Fund

Description	Shares	Value (000)
Common Stock [96.2%]
Aerospace & Defense [0.9%]
Precision Castparts	2,090	$308
Raytheon	6,715	341
Total Aerospace & Defense		649
Apparel/Textiles [0.6%]
Coach	4,660	243
Lululemon Athletica *	2,280	203
Total Apparel/Textiles		446
Auto Components [0.4%]
TRW Automotive Holdings *	4,450	245
Automotive [0.7%]
General Motors *	11,070	343
Honda Motor ADR	4,200	158
Total Automotive		501
Banks [3.4%]
Bank of America	36,775	490
KeyCorp	58,550	520
M&T Bank	3,100	274
US Bancorp	43,750	1,157
Total Banks		2,441
Beauty Products [0.3%]
Estee Lauder, Cl A	2,090	201

Description	Shares	Value (000)
Biotechnology [0.5%]
Alexion Pharmaceuticals *	1,740	$172
United Therapeutics *	2,800	187
Total Biotechnology		359
Broadcasting & Cable [3.5%]
Acme Packet *	4,120	292
Aruba Networks *	3,790	128
Ciena *	10,870	282
Cisco Systems	47,425	813
F5 Networks *	1,950	200
Qualcomm	14,800	812
Total Broadcasting & Cable		2,527
Building & Construction [0.5%]
Owens Corning *	9,400	338
Business Services [1.2%]
Cognizant Technology Solutions, Cl A *	4,800	391
Mastercard, Cl A	1,000	252
VeriFone Systems *	3,900	214
Total Business Services		857
Chemicals [2.5%]
Celanese, Cl A	6,160	273
CF Industries Holdings	1,340	183
Dow Chemical	23,625	892
International Flavors & Fragrances	5,530	345
Potash Corp of Saskatchewan	2,700	159
Total Chemicals		1,852
Commercial Banks [0.7%]
BB&T	18,700	513
Communication & Media [0.8%]
Time Warner	9,466	338
Viacom, Cl B	5,510	256
Total Communication & Media		594
Computer Software [3.9%]
Microsoft	14,571	369
Oracle	55,075	1,838
Symantec *	33,975	630
Total Computer Software		2,837

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 42

schedule of investments
March 31, 2011 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Computer System Design & Services [5.0%]
Apple *	4,359	$1,519
Dell *	23,829	346
Hewlett-Packard	15,850	649
IBM	4,600	750
SanDisk *	6,780	313
Total Computer System Design & Services		3,577
Computers & Peripherals [1.9%]
EMC *	50,465	1,340
Construction & Engineering [0.8%]
Aecom Technology *	17,875	496
KBR	1,890	71
Total Construction & Engineering		567
Consumer Products & Services [0.2%]
Mattel	6,200	155
Containers & Packaging [1.1%]
Bemis	14,575	478
Crown Holdings *	9,000	348
Total Containers & Packaging		826
Diversified Manufacturing [3.1%]
3M	8,925	835
General Electric	28,525	572
Parker Hannifin	8,950	847
Total Diversified Manufacturing		2,254
Diversified Metals & Mining [0.8%]
Cliffs Natural Resources	2,620	257
Goldcorp	6,240	311
Total Diversified Metals & Mining		568
Drugs [4.3%]
Abbott Laboratories	17,800	873
Allergan	6,570	467
Bristol-Myers Squibb	6,200	164
Mylan *	46,725	1,059
Shire ADR	3,080	268
Valeant Pharmaceuticals International	4,660	232
Total Drugs		3,063

Description	Shares	Value (000)
Electrical Services [1.3%]
AMETEK	7,220	$316
First Solar *	710	114
Rockwell Automation	5,090	482
Total Electrical Services		912
Entertainment [2.3%]
Las Vegas Sands *	11,430	483
Royal Caribbean Cruises *	5,130	212
Starbucks	11,100	410
Starwood Hotels & Resorts Worldwide	5,350	311
Wendy's, Cl A	49,500	249
Total Entertainment		1,665
Financial Services [2.5%]
Capital One Financial	15,925	827
Charles Schwab	22,940	414
Citigroup *	87,520	387
IntercontinentalExchange *	1,540	190
Western Union	1,140	24
Total Financial Services		1,842
Food, Beverage & Tobacco [3.0%]
Coca-Cola	8,150	541
ConAgra Foods	24,700	587
General Mills	16,800	614
PepsiCo	6,709	432
Total Food, Beverage & Tobacco		2,174
Healthcare Products & Services [1.9%]
Agilent Technologies *	6,040	270
Express Scripts, Cl A *	4,710	262
McKesson	4,462	353
Medtronic	6,510	256
Pharmaceutical Product Development	9,100	252
Total Healthcare Products & Services		1,393
Household Furniture & Fixtures [0.8%]
Stanley Black & Decker	3,300	253
Toll Brothers *	14,740	291
Total Household Furniture & Fixtures		544

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 43

schedule of investments
March 31, 2011 (Unaudited)
Diversified Equity Fund (continued)

Description	Shares	Value (000)
Industrial [0.5%]
Manpower	6,010	$378
Insurance [3.9%]
Aflac	9,875	521
Berkshire Hathaway, Cl B *	6,222	520
Chubb	4,400	270
HCC Insurance Holdings	15,900	498
Loews	7,000	302
Universal Health Services, Cl B	4,970	246
Unum Group	19,300	506
Total Insurance		2,863
Investment Banker/Broker Dealer [2.5%]
Invesco	13,630	349
JPMorgan Chase	18,525	854
Morgan Stanley	20,500	560
Total Investment Banker/Broker Dealer		1,763
Machinery [2.7%]
AGCO *	12,960	713
Caterpillar	6,110	680
Cummins	4,705	516
Total Machinery		1,909
Manufacturing [0.8%]
Tyco International	13,350	598
Medical Products & Services [3.9%]
CareFusion *	15,842	447
Covidien	10,270	533
Laboratory Corp of America Holdings *	3,600	332
Patterson	10,500	338
Quest Diagnostics	9,000	520
Stryker	10,500	638
Total Medical Products & Services		2,808
Metals & Mining [1.0%]
Barrick Gold	13,625	707
Office Furniture & Fixtures [1.7%]
Rovi *	6,550	352
Salesforce.com *	4,440	593
Synopsys *	10,100	279
Total Office Furniture & Fixtures		1,224

Description	Shares	Value (000)
Paper & Related Products [0.8%]
Packaging Corp of America	6,000	$173
Sealed Air	14,700	392
Total Paper & Related Products		565
Petroleum & Fuel Products [13.4%]
Anadarko Petroleum	17,905	1,467
ChevronTexaco	4,875	524
Cimarex Energy	4,130	476
Concho Resources *	4,390	471
ConocoPhillips	3,600	287
Devon Energy	6,350	583
Exterran Holdings *	22,000	522
National Oilwell Varco	2,450	194
Newfield Exploration *	6,800	517
Noble	11,400	520
Patterson-UTI Energy	12,100	356
Royal Dutch Shell, Cl B ADR	14,725	1,078
Schlumberger	9,550	891
Southwestern Energy *	9,000	387
Spectra Energy	9,400	255
Unit *	2,800	173
Williams	31,800	992
Total Petroleum & Fuel Products		9,693
Real Estate Management & Development [1.2%]
Brookfield Asset Management, Cl A	21,200	688
CB Richard Ellis Group, Cl A *	7,030	188
Total Real Estate Management & Development		876
Retail [4.2%]
Advance Auto Parts	7,875	517
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,170	133
Kohl's	10,525	558
Staples	23,650	459
Walgreen	10,000	401
Wal-Mart Stores	14,700	765
Whole Foods Market	3,910	258
Total Retail		3,091
Semi-Conductors [3.3%]
Altera	9,820	432
Applied Materials	20,400	319

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 44

schedule of investments
March 31, 2011 (Unaudited)
Diversified Equity Fund (concluded)

Description	Shares	Value (000)
ASML Holding, Cl G	10,360	$461
Broadcom, Cl A	12,690	500
Netlogic Microsystems *	6,150	258
NXP Semiconductor *	5,820	175
Varian Semiconductor Equipment Associates *	5,330	259
Total Semi-Conductors		2,404
Telephones & Telecommunications [2.5%]
AT&T	19,000	582
Research In Motion *	8,075	457
Verizon Communications	19,775	762
Total Telephones & Telecommunications		1,801
Transportation Services [1.5%]
FedEx	11,480	1,074
Web Portals/ISP [2.8%]
Amazon.com *	2,150	387
Google, Cl A *	2,140	1,254
Juniper Networks *	9,390	395
Total Web Portals/ISP		2,036
Wholesale [0.6%]
Mead Johnson Nutrition, Cl A	7,060	409
Total Common Stock (Cost $58,400)		69,439
Cash Equivalent [4.0%]
AIM STIT-Treasury Portfolio, 0.020%**	2,905,918	2,906
Total Cash Equivalent (Cost $2,906)		2,906
Total Investments [100.2%] (Cost $61,306)		$72,345

Percentages are based on Net Assets of $72,177 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2011.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2011, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 45

schedule of investments
March 31, 2011 (Unaudited)
Large Cap Value Equity Fund

Description	Shares	Value (000)
Common Stock [97.1%]
Aerospace & Defense [1.6%]
General Dynamics	9,000	$689
Huntington Ingalls Industries *	750	31
L-3 Communications Holdings, Cl 3	9,700	760
Lockheed Martin	2,200	177
Northrop Grumman	4,500	282
Total Aerospace & Defense		1,939
Beverages [0.6%]
Molson Coors Brewing, Cl B	15,400	722
Biotechnology [0.9%]
Gilead Sciences *	26,000	1,103
Capital Markets [5.0%]
Bank of New York Mellon	52,900	1,580
Goldman Sachs Group	11,200	1,775
Morgan Stanley	35,700	975
State Street	34,800	1,564
Total Capital Markets		5,894
Commercial Banks [4.2%]
US Bancorp	74,500	1,969
Wells Fargo	94,960	3,010
Total Commercial Banks		4,979

Description	Shares	Value (000)
Commercial Services & Supplies [2.1%]
Iron Mountain	42,500	$1,327
Waste Management	30,500	1,139
Total Commercial Services & Supplies		2,466
Communications Equipment [1.2%]
Cisco Systems	80,000	1,372
Construction Materials [0.9%]
Vulcan Materials	24,000	1,094
Consumer Finance [1.7%]
American Express	44,900	2,030
Containers & Packaging [1.2%]
Sealed Air	52,100	1,389
Diversified Financial Services [6.5%]
Bank of America	95,000	1,266
Citigroup *	600,000	2,652
JPMorgan Chase	83,200	3,836
Total Diversified Financial Services		7,754
Diversified Telecommunication Services [3.6%]
AT&T	76,617	2,345
Verizon Communications	50,500	1,946
Total Diversified Telecommunication Services		4,291
Electric Utilities [2.6%]
American Electric Power	4,500	158
Edison International	32,600	1,193
FirstEnergy	13,673	507
NextEra Energy	10,200	562
PPL	24,100	610
Total Electric Utilities		3,030
Energy Equipment & Services [3.6%]
Diamond Offshore Drilling	19,800	1,538
National Oilwell Varco	26,200	2,077
Transocean *	8,000	624
Total Energy Equipment & Services		4,239

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 46

schedule of investments
March 31, 2011 (Unaudited)
Large Cap Value Equity Fund (continued)

Description	Shares	Value (000)
Food & Staples Retailing [4.8%]
CVS	52,400	$1,798
SUPERVALU	124,500	1,112
Sysco	20,000	554
Wal-Mart Stores	42,600	2,217
Total Food & Staples Retailing		5,681
Food Products [1.6%]
Archer-Daniels-Midland	26,400	951
Dean Foods *	90,000	900
Total Food Products		1,851
Health Care Equipment & Supplies [1.6%]
Baxter International	12,500	672
Becton Dickinson	6,900	549
Covidien	12,800	665
Total Health Care Equipment & Supplies		1,886
Health Care Providers & Services [2.1%]
Aetna	34,200	1,280
Cigna	18,500	819
UnitedHealth Group	9,500	430
Total Health Care Providers & Services		2,529
Household Products [1.8%]
Procter & Gamble	34,700	2,138
Industrial Conglomerates [3.2%]
General Electric	160,700	3,222
Tyco International	13,600	609
Total Industrial Conglomerates		3,831
Insurance [6.6%]
Aflac	32,500	1,715
Berkshire Hathaway, Cl B *	35,400	2,961
Marsh & McLennan	53,500	1,595
Travelers	27,000	1,606
Total Insurance		7,877
Leisure Equipment & Products [1.2%]
Mattel	54,000	1,346

Description	Shares	Value (000)
Machinery [1.1%]
AGCO *	23,000	$1,264
Media [3.0%]
CBS, Cl B	31,250	783
Comcast, Cl A	86,500	2,138
Time Warner	17,933	640
Total Media		3,561
Metals & Mining [0.9%]
Newmont Mining	19,800	1,081
Multiline Retail [1.4%]
Target	33,900	1,695
Multi-Utilities [2.8%]
Consolidated Edison	7,000	355
PG&E	39,600	1,750
Public Service Enterprise Group	22,100	696
Sempra Energy	10,000	535
Total Multi-Utilities		3,336
Oil, Gas & Consumable Fuels [14.7%]
Apache	14,000	1,833
BP ADR	24,500	1,081
Chevron	38,240	4,108
ConocoPhillips	46,580	3,720
Devon Energy	13,000	1,193
Exxon Mobil	46,000	3,870
Marathon Oil	30,000	1,599
Total Oil, Gas & Consumable Fuels		17,404
Pharmaceuticals [4.8%]
Abbott Laboratories	21,700	1,064
Bristol-Myers Squibb	41,000	1,084
Merck	23,100	763
Pfizer	104,000	2,112
Warner Chilcott, Cl A	28,300	659
Total Pharmaceuticals		5,682
Real Estate Management & Development [1.4%]
Brookfield Asset Management, Cl A	49,300	1,600

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 47

schedule of investments
March 31, 2011 (Unaudited)
Large Cap Value Equity Fund (concluded)

Description	Shares	Value (000)
Road & Rail [3.5%]
CSX	24,400	$1,918
Union Pacific	23,000	2,262
Total Road & Rail		4,180
Semiconductors & Semiconductor Equipment [2.5%]
Intel	72,200	1,456
Texas Instruments	44,900	1,552
Total Semiconductors & Semiconductor Equipment		3,008
Software [1.6%]
Microsoft	73,500	1,864
Specialty Retail [0.8%]
Best Buy	12,200	350
Lowe's	22,500	595
Total Specialty Retail		945
Total Common Stock (Cost $104,281)		115,061
Cash Equivalents [3.6%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.160%**	2,607,193	2,607
Goldman Sachs Financial Square Funds - Government Fund, 0.040%**	1,716,951	1,717
Total Cash Equivalents (Cost $4,324)		4,324
Total Investments [100.7%] (Cost $108,605)		$119,385

Percentages are based on Net Assets of $118,537 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2011.

Cl — Class

As of March 31, 2011, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 48

schedule of investments
March 31, 2011 (Unaudited)
Large Cap Growth Equity Fund

Description	Shares	Value (000)
Common Stock [99.2%]
Aerospace & Defense [1.5%]
Boeing	11,200	$828
Air Freight & Logistics [1.8%]
FedEx	10,800	1,011
Auto Components [1.6%]
Johnson Controls	21,300	885
Beverages [2.2%]
Dr Pepper Snapple Group	15,100	561
Fomento Economico Mexicano ADR	11,400	669
Total Beverages		1,230
Biotechnology [4.5%]
Celgene *	18,200	1,047
Gilead Sciences *	16,800	713
United Therapeutics *	11,600	777
Total Biotechnology		2,537
Capital Markets [1.1%]
Franklin Resources	4,800	600
Chemicals [1.9%]
Air Products & Chemicals	5,700	514
EI du Pont de Nemours	10,200	561
Total Chemicals		1,075

Description	Shares	Value (000)
Commercial Banks [2.7%]
Signature Bank NY *	13,600	$767
Wells Fargo	24,000	761
Total Commercial Banks		1,528
Commercial Services & Supplies [1.4%]
Republic Services, Cl A	26,000	781
Communications Equipment [6.2%]
F5 Networks *	5,400	554
Finisar *	32,500	799
Juniper Networks *	22,000	926
Qualcomm	22,000	1,206
Total Communications Equipment		3,485
Computers & Peripherals [7.1%]
Apple *	9,100	3,171
EMC *	31,000	823
Total Computers & Peripherals		3,994
Diversified Financial Services [1.4%]
JPMorgan Chase	17,600	811
Diversified Telecommunication Services [1.2%]
Verizon Communications	16,800	647
Electronic Equipment [1.7%]
Corning	46,900	968
Energy Equipment & Services [4.2%]
Baker Hughes	10,500	771
National Oilwell Varco	8,500	674
Schlumberger	9,900	923
Total Energy Equipment & Services		2,368
Food & Staples Retailing [1.0%]
Wal-Mart Stores	10,500	547
Health Care Equipment & Supplies [3.2%]
Baxter International	16,600	893
Intuitive Surgical *	2,700	900
Total Health Care Equipment & Supplies		1,793

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 49

schedule of investments
March 31, 2011 (Unaudited)
Large Cap Growth Equity Fund (continued)

Description	Shares	Value (000)
Hotels, Restaurants & Leisure [1.6%]
Starbucks	24,100	$891
Insurance [1.2%]
Prudential Financial	10,600	653
Internet & Catalog Retail [1.5%]
priceline.com *	1,700	861
Internet Software & Services [2.0%]
Google, Cl A *	1,900	1,114
IT Services [3.5%]
IBM	7,700	1,256
Mastercard, Cl A	2,900	730
Total IT Services		1,986
Life Sciences Tools & Services [1.3%]
Life Technologies *	13,600	713
Machinery [6.0%]
Caterpillar	8,000	891
Cummins	7,400	811
Danaher	13,500	701
Illinois Tool Works	17,900	961
Total Machinery		3,364
Media [2.9%]
DIRECTV, Cl A *	17,600	824
Time Warner Cable, Cl A	11,200	799
Total Media		1,623
Metals & Mining [4.4%]
Alcoa	49,400	872
Allegheny Technologies	12,800	866
Worthington Industries	35,700	747
Total Metals & Mining		2,485
Multiline Retail [2.8%]
Kohl's	14,800	785
Target	16,000	800
Total Multiline Retail		1,585

Description	Shares	Value (000)
Oil, Gas & Consumable Fuels [4.7%]
Chevron	14,200	$1,526
Peabody Energy	15,500	1,115
Total Oil, Gas & Consumable Fuels		2,641
Personal Products [0.9%]
Avon Products	19,600	530
Pharmaceuticals [3.9%]
Allergan	9,000	639
Mylan *	30,400	689
Shire ADR	9,800	854
Total Pharmaceuticals		2,182
Road & Rail [1.7%]
Norfolk Southern	13,800	956
Semiconductors & Semiconductor Equipment [6.6%]
Altera	19,200	845
Broadcom, Cl A	17,800	701
Cree *	15,200	702
First Solar *	5,400	868
Texas Instruments	18,000	622
Total Semiconductors & Semiconductor Equipment		3,738
Software [5.5%]
Microsoft	59,500	1,509
Oracle	46,865	1,564
Total Software		3,073
Specialty Retail [2.4%]
Lowe's	26,700	706
Staples	34,400	668
Total Specialty Retail		1,374
Wireless Telecommunication Services [1.6%]
MetroPCS Communications *	55,700	905
Total Common Stock (Cost $47,524)		55,762

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 50

schedule of investments
March 31, 2011 (Unaudited)
Large Cap Growth Equity Fund (concluded)

Description	Shares	Value (000)
Cash Equivalents [0.9%]
Fidelity Institutional Domestic Money Market Portfolio, Cl I, 0.160%**	272,728	$273
Goldman Sachs Financial Square Funds - Government Fund, 0.040%**	215,642	215
Total Cash Equivalents (Cost $488)		488
Total Investments [100.1%] (Cost $48,012)		$56,250

Percentages are based on Net Assets of $56,211 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2011.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2011, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 51

schedule of investments
March 31, 2011 (Unaudited)
Socially Responsible Equity Fund

Description	Shares	Value (000)
Common Stock [93.0%]
Automotive [0.8%]
Honda Motor ADR	17,000	$638
Banks [6.7%]
Cullen	22,500	1,328
M&T Bank	7,000	619
Toronto-Dominion Bank	9,000	797
UMB Financial	17,500	654
US Bancorp	63,000	1,665
Total Banks		5,063
Building & Construction [1.1%]
Owens Corning *	23,000	828
Business Services [2.9%]
Automatic Data Processing	43,000	2,206
Chemicals [2.5%]
EI du Pont de Nemours	35,000	1,924
Communication & Media [3.3%]
Thomson Reuters	34,000	1,334
Time Warner	33,000	1,178
Total Communication & Media		2,512
Computer Software [2.0%]
Microsoft	60,000	1,522
Distributors [1.8%]
Genuine Parts	25,000	1,341

Description	Shares	Value (000)
Drugs [5.2%]
Abbott Laboratories	46,000	$2,256
Bristol-Myers Squibb	65,000	1,718
Total Drugs		3,974
Electrical Equipment [2.9%]
Emerson Electric	37,000	2,162
Financial Services [2.0%]
NYSE Euronext	42,500	1,495
Healthcare Products & Services [6.2%]
Cardinal Health	47,000	1,933
McKesson	19,000	1,502
Pharmaceutical Product Development	45,000	1,247
Total Healthcare Products & Services		4,682
Insurance [11.2%]
Berkshire Hathaway, Cl B *	25,500	2,133
Chubb	34,000	2,084
HCC Insurance Holdings	25,000	783
Loews	53,000	2,284
Mercury General	31,000	1,213
Total Insurance		8,497
Machinery [1.4%]
AGCO *	20,000	1,099
Manufacturing [2.0%]
Tyco International	33,375	1,494
Medical Products & Services [6.0%]
Laboratory Corp of America Holdings *	14,000	1,290
Patterson	60,000	1,931
Quest Diagnostics	22,500	1,299
Total Medical Products & Services		4,520
Paper & Related Products [4.2%]
Packaging Corp of America	53,500	1,546
Sealed Air	60,000	1,599
Total Paper & Related Products		3,145

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 52

schedule of investments
March 31, 2011 (Unaudited)
Socially Responsible Equity Fund (concluded)

Description	Shares	Value (000)
Petroleum & Fuel Products [16.1%]
ConocoPhillips	34,000	$2,715
Encana	65,000	2,244
Exterran Holdings *	82,500	1,958
Southwestern Energy *	26,000	1,117
Spectra Energy	83,000	2,256
Unit *	30,000	1,859
Total Petroleum & Fuel Products		12,149
Real Estate Management & Development [3.3%]
Brookfield Asset Management, Cl A	77,000	2,499
Retail [2.6%]
Walgreen	49,000	1,967
Semi-Conductors [4.2%]
Analog Devices	53,000	2,087
Intel	55,000	1,109
Total Semi-Conductors		3,196
Steel & Steel Works [2.0%]
Nucor	32,500	1,496
Waste Management Services [2.6%]
Waste Management	53,500	1,998
Total Common Stock (Cost $57,772)		70,407
Cash Equivalent [7.0%]
AIM STIT-Government TaxAdvantage Portfolio, 0.050%**	5,282,543	5,283
Total Cash Equivalent (Cost $5,283)		5,283
Total Investments [100.0%] (Cost $63,055)		$75,690
Percentages are based on Net Assets of $75,716 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day current yield as of March 31, 2011.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2011, all of the Fund’s investments are Level 1, in accordance with ASC 820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 53

schedule of investments
March 31, 2011 (Unaudited)
RCB Small Cap Value Fund

Description	Shares	Value (000)
Common Stock [95.0%]
Capital Markets [5.8%]
Duff & Phelps, Cl A	30,500	$487
Federated Investors, Cl B	35,755	957
Total Capital Markets		1,444
Chemicals [7.8%]
KMG Chemicals	30,902	608
Nalco Holding	18,800	513
Spartech *	115,000	834
Total Chemicals		1,955
Construction Materials [2.1%]
Eagle Materials	17,000	514
Diversified Consumer Services [4.2%]
Coinstar *	23,000	1,056
Electrical Equipment [2.2%]
Woodward	16,100	556
Food Products [4.1%]
Ralcorp Holdings *	15,000	1,026
Health Care Equipment & Supplies [4.2%]
Teleflex	17,900	1,038
Health Care Providers & Services [2.0%]
VCA Antech *	20,000	503

Description	Shares	Value (000)
Hotels, Restaurants & Leisure [6.5%]
International Speedway, Cl A	20,500	$611
Wendy's/Arby's Group, Cl A	200,000	1,006
Total Hotels, Restaurants & Leisure		1,617
Household Products [6.4%]
Central Garden & Pet, Cl A *	113,000	1,041
Scotts Miracle-Gro, Cl A	9,600	555
Total Household Products		1,596
Insurance [20.1%]
Alleghany *	3,379	1,118
Hallmark Financial Services *	59,500	499
Hilltop Holdings *	49,200	494
Symetra Financial	80,000	1,088
White Mountains Insurance Group	5,000	1,821
Total Insurance		5,020
Internet & Catalog Retail [4.8%]
HSN *	37,100	1,188
IT Services [4.5%]
CoreLogic	25,000	463
Global Cash Access Holdings *	200,000	654
Total IT Services		1,117
Life Sciences Tools & Services [4.2%]
PerkinElmer	40,000	1,051
Machinery [6.3%]
Altra Holdings *	25,700	607
Crane	10,900	528
IDEX	10,000	437
Total Machinery		1,572
Media [2.1%]
Liberty Media - Capital, Ser A *	7,202	531
Professional Services [2.8%]
GP Strategies *	52,200	710

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 54

schedule of investments
March 31, 2011 (Unaudited)
RCB Small Cap Value Fund (concluded)

Description	Shares/Face Amount (000)	Value (000)
Real Estate Investment Trusts [1.9%]
Chimera Investment	120,500	$477
Software [2.2%]
Fair Isaac	17,700	560
Specialty Retail [0.8%]
Syms *	30,986	208
Total Common Stock (Cost $17,160)		23,739
Repurchase Agreement(A) [3.3%]
Morgan Stanley
0.040%, dated 03/31/11, repurchased on 4/01/11, repurchase price $835,556 (collateralized by a U.S. Treasury inflation index note, par value $849,060, 2.000%, 07/15/14; with total market value $852,268)	$836	836
Total Repurchase Agreement (Cost $836)		836
Total Investments [98.4%] (Cost $17,996)		$24,575

Percentages are based on Net Assets of $24,981 ($ Thousands).

*	Non-income producing security.

(A)	Tri-Party Repurchase Agreement.

Cl — Class

Ser — Series

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,739	$—	$—	$23,739
Repurchase Agreement	—	836	—	836
Total Investments in Securities	$23,739	$836	$—	$24,575

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 55

statements of assets and liabilities (000)
March 31, 2011 (Unaudited)

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
ASSETS:
Cost of securities (including repurchase agreements)	$2,959,307	$1,298,626	$781,590
Investments in securities at value	$2,397,607	$1,092,726	$781,590
Repurchase agreements at value	561,700	205,900	—
Cash	88	—	4,625
Income receivable	1,097	434	743
Prepaid expenses	137	64	42
Total Assets	2,960,629	1,299,124	787,000

LIABILITIES:
Payable for income distributions	12	37	4
Investment adviser fees payable	131	271	74
Shareholder servicing & distribution fees payable	27	25	7
Administrative fees payable	104	47	31
Trustees' fees payable	9	5	3
Accrued expenses	306	47	99
Total Liabilities	589	432	218
Net Assets	$2,960,040	$1,298,692	$786,782

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$2,960,045	$1,298,690	$786,780
Accumulated net realized gain (loss) on investments	(5)	2	2
Net Assets	$2,960,040	$1,298,692	$786,782

Institutional Class Shares ($Dollars):
Net Assets	$84,803,818	$525,240,730	$121,458,172
Total shares outstanding at end of period	84,805,308	525,312,621	121,459,766
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Class N Shares ($Dollars):
Net Assets	$2,557,173,557	$424,040,403	$606,125,428
Total shares outstanding at end of period	2,557,175,400	424,097,475	606,126,346
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Class S Shares ($Dollars):
Net Assets	$318,062,253	$349,411,250	$59,198,142
Total shares outstanding at end of period	318,063,916	349,373,377	59,194,380
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 56

statements of assets and liabilities (000)
March 31, 2011 (Unaudited)

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
ASSETS:
Cost of securities (including repurchase agreements)	$41,184	$171,712	$115,645	$48,499
Investments in securities at value	$41,648	$168,742	$116,797	$48,919
Repurchase agreements at value	—	3,100	2,000	—
Dividend and interest receivable	304	—	—	—
Income receivable	—	785	1,324	602
Receivable for capital shares sold	12	405	301	504
Prepaid expenses	2	8	5	2
Total Assets	41,966	173,040	120,427	50,027

LIABILITIES:
Payable for capital shares redeemed	2	206	740	21
Payable for income distributions	19	83	197	57
Investment adviser fees payable	19	51	41	6
Shareholder servicing & distribution fees payable	5	37	25	11
Administrative fees payable	2	7	5	2
Accrued expenses	25	18	12	5
Total Liabilities	72	402	1,020	102
Net Assets	$41,894	$172,638	$119,407	$49,925

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$44,066	$173,495	$116,411	$49,437
Undistributed (distributions in excess of) net investment income	(1)	(638)	(2)	1
Accumulated net realized gain (loss) on investments	(2,635)	(349)	(154)	67
Net unrealized appreciation on investments	464	130	3,152	420
Net Assets	$41,894	$172,638	$119,407	$49,925

Institutional Class Shares ($Dollars):
Net Assets	$30,965,503	$169,709,075	$117,145,795	$46,687,413
Total shares outstanding at end of period	2,792,366	16,248,847	11,012,139	4,490,613
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$11.09	$10.44	$10.64	$10.40

Class N Shares ($Dollars):
Net Assets	$10,928,986	$2,928,731	$2,260,852	$3,237,970
Total shares outstanding at end of period	984,897	279,882	212,286	310,556
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$11.10	$10.46	$10.65	$10.43

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 57

statements of assets and liabilities (000)
March 31, 2011 (Unaudited)

	Full Maturity Fixed Income Fund	High Yield Bond Fund	Multi-Asset Fund	Diversified Equity Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$46,798	$70,021	$40,056	$61,306
Investments in securities at value	$47,764	$72,707	$32,267	$72,345
Affiliated investments at value	—	—	5,373	—
Repurchase agreements at value	—	—	6,000	—
Dividend and interest receivable	377	—	—	49
Receivable for investment securities sold	—	358	—	745
Income receivable	—	1,774	68	—
Receivable for capital shares sold	61	249	243	1
Prepaid expenses	2	3	2	3
Total Assets	48,204	75,091	43,953	73,143

LIABILITIES:
Payable for income distributions	24	288	63	6
Payable due to custodian	—	792	—	—
Payable for capital shares redeemed	2	50	—	—
Payable for investment securities purchased	515	500	—	875
Investment adviser fees payable	20	41	18	45
Shareholder servicing & distribution fees payable	2	24	15	1
Administrative fees payable	2	3	2	3
Accrued expenses	28	6	3	36
Total Liabilities	593	1,704	101	966
Net Assets	$47,611	$73,387	$43,852	$72,177

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$46,429	$73,437	$43,032	$81,295
Undistributed (distribution in excess of) net investment income	(23)	(1)	2	—
Accumulated net realized gain (loss) on investments	239	(2,735)	(2,766)	(20,157)
Net unrealized appreciation on investments	966	2,686	3,584	11,039
Net Assets	$47,611	$73,387	$43,852	$72,177

Institutional Class Shares ($Dollars):
Net Assets	$42,300,383	$45,647,629	$16,486,705	$65,025,534
Total shares outstanding at end of period	3,999,615	5,274,723	1,490,334	4,621,602
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.58	$8.65	$11.06	$14.07

Class N Shares ($Dollars):
Net Assets	$5,310,147	$27,739,071	$27,365,084	$7,151,517
Total shares outstanding at end of period	502,478	3,205,406	2,474,688	506,925
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.57	$8.65	$11.06	$14.11

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 58

statements of assets and liabilities (000)
March 31, 2011 (Unaudited)

	Large Cap Value Equity Fund	Large Cap Growth Equity Fund	Socially Responsible Equity Fund	RCB Small Cap Value Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$108,605	$48,012	$63,055	$17,996
Investments in securities at value	$119,385	$56,250	$75,690	$23,739
Repurchase agreements at value	—	—	—	836
Cash	—	—	11	—
Income receivable	154	43	—	21
Dividend and interest receivable	—	—	112	—
Receivable for investment securities sold	—	—	—	522
Receivable for capital shares sold	145	84	53	4
Prepaid expenses	5	2	3	5
Total Assets	119,689	56,379	75,869	25,127

LIABILITIES:
Payable for income distributions	96	6	—	—
Payable for capital shares redeemed	190	111	66	101
Payable for investment securities purchased	759	—	—	—
Investment adviser fees payable	62	30	47	18
Shareholder servicing & distribution fees payable	28	14	1	12
Administrative fees payable	5	2	3	1
Accrued expenses	12	5	36	14
Total Liabilities	1,152	168	153	146
Net Assets	$118,537	$56,211	$75,716	$24,981

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$112,317	$48,901	$74,277	$24,849
Undistributed (distributions in excess of) net investment income	(2)	—	2	(29)
Accumulated net realized loss on investments	(4,558)	(928)	(11,198)	(6,418)
Net unrealized appreciation on investments	10,780	8,238	12,635	6,579
Net Assets	$118,537	$56,211	$75,716	$24,981

Institutional Class Shares ($Dollars):
Net Assets	$107,289,030	$45,085,003	$72,149,634	$3,186,908
Total shares outstanding at end of period	12,129,609	5,020,471	7,148,232	136,980
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.85	$8.98	$10.09	$23.27

Class N Shares ($Dollars):
Net Assets	$11,248,334	$11,125,511	$3,566,037	$5,111,051
Total shares outstanding at end of period	1,273,910	1,252,572	353,891	224,136
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.83	$8.88	$10.08	$22.80

Class R Shares ($Dollars):
Net Assets	$—	$—	$—	$16,683,242
Total shares outstanding at end of period	—	—	—	732,014
Net asset value and redemption price per share
(net assets ÷ shares outstanding)	$—	$—	$—	$22.79
Maximum offering price per share
(net asset value ÷ 96.50%)	$—	$—	$—	$23.62

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 59

statements of operations
For the six months ended March 31, 2011 (Unaudited)

	Government Money Market Fund (000)	Prime Money Market Fund (000)	California Tax Exempt Money Market Fund (000)
INCOME:
Interest Income	$3,053	$2,201	$1,098
Dividend Income	—	2	—
Total Investment Income	3,053	2,203	1,098

EXPENSES:
Investment Advisory Fee	3,857	1,616	1,193
Shareholder Servicing Fees — Institutional Class	98	645	178
Shareholder Servicing Fees — Class N (1)	9,569	1,699	2,585
Shareholder Servicing Fees — Class S (1)	1,264	1,214	194
Administration Fee	742	323	221
Transfer Agent Fees	126	55	38
Trustee Fees	75	35	23
Professional Fees	224	104	69
Custody Fees	68	30	21
Printing Fees	81	38	25
Registration Fees	44	22	14
Insurance and Other Expenses	155	80	56
Total Expenses	16,303	5,861	4,617
Less, Waivers of:
Investment Advisory Fees	(2,508)	(410)	(624)
Shareholder Servicing Fees — Institutional Class	(98)	(645)	(178)
Shareholder Servicing Fees — Class N (1)	(9,441)	(1,631)	(2,550)
Shareholder Servicing Fees — Class S (1)	(1,230)	(1,134)	(189)
Administration Fees	(111)	(49)	(33)
Transfer Agent Fees	(126)	(55)	(38)
Net Expenses	2,789	1,937	1,005

Net Investment Income	264	266	93
Net Realized Gain From Securities Transactions	—	2	—
Net Increase in Net Assets Resulting from Operations	$264	$268	$93

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 60

statements of operations
For the six months ended March 31, 2011 (Unaudited)

	Limited Maturity Fixed Income Fund (000)	Government Bond Fund (000)	Corporate Bond Fund (000)	California Tax Exempt Bond Fund (000)
INCOME:
Interest Income	$478	$1,716	$2,104	$751
Dividend Income	—	—	—	1
Less: Foreign Taxes Withheld	—	—	(2)	—
Total Investment Income	478	1,716	2,102	752

EXPENSES:
Investment Advisory Fee	108	350	224	61
Shareholder Servicing Fees — Institutional Class	—	199	137	52
Shareholder Servicing Fees — Class N (1)	26	8	6	8
Administration Fee	11	41	28	11
Transfer Agent Fees	23	7	5	2
Professional Fees	3	12	8	3
Trustee Fees	1	4	3	1
Printing Fees	1	4	3	1
Custody Fees	1	4	2	1
Registration Fees	1	2	2	1
Insurance and Other Expenses	3	8	6	3
Total Expenses	178	639	424	144
Recovery of Investment Advisory Fees Previously Waived (2)	—	—	1	—
Less, Waivers of:
Shareholder Servicing Fees — Class N	(13)	—	—	—
Investment Advisory Fees	—	(59)	—	(25)
Transfer Agent Fees	(2)	(7)	(5)	(2)
Net Expenses	163	573	420	117

Net Investment Income	315	1,143	1,682	635
Net Realized Gain From Securities Transactions	179	140	365	69
Net Change in Unrealized Depreciation on Investments	(646)	(2,763)	(2,794)	(1,185)
Net Decrease in Net Assets Resulting From Operations	$(152)	$(1,480)	$(747)	$(481)

(1)	Includes class specific distribution expenses.

(2)	See Note 4 for Advisory Fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 61

statements of operations
For the six months ended March 31, 2011 (Unaudited)

	Full Maturity Fixed Income Fund (000)	High Yield Bond Fund (000)	Multi-Asset Fund (000)	Diversified Equity Fund (000)
INCOME:
Interest Income	$813	$3,107	$3	$—
Dividend Income	—	—	506	435
Income from Affiliated Investments	—	—	103	—
Less: Foreign Taxes Withheld	—	—	—	(1)
Total Investment Income	813	3,107	612	434

EXPENSES:
Investment Advisory Fee	120	247	93	256
Shareholder Servicing Fees — Institutional Class	—	50	16	—
Shareholder Servicing Fees — Class N (1)	12	71	60	18
Transfer Agent Fees	24	3	2	29
Administration Fee	12	16	9	17
Trustee Fees	1	2	1	2
Printing Fees	1	2	1	2
Professional Fees	4	5	3	5
Custody Fees	1	1	1	1
Registration Fees	1	1	—	1
Insurance and Other Expenses	2	3	2	3
Total Expenses	178	401	188	334
Less, Waiver of:
Shareholder Servicing Fees — Class N	(6)	—	—	(3)
Distribution Expenses — Class N	—	—	—	(5)
Investment Advisory Fees	—	(30)	—	—
Transfer Agent Fees	(2)	(3)	(2)	(3)
Net Expenses	170	368	186	323

Net Investment Income	643	2,739	426	111
Net Realized Gain From Securities Transactions	337	833	1,179	4,545
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,566)	1,749	1,175	6,881
Net Change in Unrealized Appreciation on Affiliated Investments	—	—	22	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$(586)	$5,321	$2,802	$11,537

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 62

statements of operations
For the six months ended March 31, 2011 (Unaudited)

	Large Cap Value Equity Fund (000)	Large Cap Growth Equity Fund (000)	Socially Responsible Equity Fund (000)	RCB Small Cap Value Fund (000)
INCOME:
Dividend Income	$1,262	$320	$749	$132
Interest Income	—	—	—	1
Less: Foreign Taxes Withheld	—	—	(12)	—
Total Investment Income	1,262	320	737	133

EXPENSES:
Investment Advisory Fee	346	162	259	107
Shareholder Servicing Fees — Institutional Class	127	49	—	4
Shareholder Servicing Fees — Class N (1)	26	26	8	12
Shareholder Servicing Fees — Class R (1)	—	—	—	42
Administration Fee	28	12	17	6
Transfer Agent Fees	5	2	28	17
Trustee Fees	3	1	2	1
Professional Fees	8	4	5	2
Printing Fees	3	1	2	1
Custody Fees	2	1	1	1
Registration Fees	2	—	1	—
Insurance and Other Expenses	5	2	3	1
Total Expenses	555	260	326	194
Less, Waiver/Reimbursement of:
Shareholder Servicing Fees — Class N	—	—	(4)	—
Shareholder Servicing Fees — Class R (1)	—	—	—	(34)
Transfer Agent Fees	(5)	(2)	(3)	(1)
Net Expenses	550	258	319	159

Net Investment Income (Loss)	712	62	418	(26)
Net Realized Gain (Loss) From Securities Transactions	3,906	4,086	(555)	(258)
Net Change in Unrealized Appreciation on Investments	11,598	3,398	9,820	3,239
Net Increase in Net Assets Resulting From Operations	$16,216	$7,546	$9,683	$2,955

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 63

statements of changes in net assets
For the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

	Government Money Market Fund (000)		Prime Money Market Fund (000)
	2011	2010	2011	2010
OPERATIONS:
Net Investment Income	$264	$679	$266	$755
Net Realized Gain (Loss) from Security Transactions	—	(5)	2	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	264	674	268	755

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	(12)	(38)	(181)	(430)
Class N	(255)	(613)	(91)	(240)
Class S	(17)	(29)	(32)	(85)
Realized Capital Gains:
Institutional Class	—	—	—	(58)
Class N	—	—	—	(68)
Class S	—	—	—	(40)
Total Dividends and Distributions	(284)	(680)	(304)	(921)

CAPITAL SHARE TRANSACTIONS: (1)
Institutional Class:
Shares Issued	218,589	618,772	706,492	1,322,472
Shares Issued in Lieu of Dividends and Distributions	—	1	30	83
Shares Redeemed	(214,834)	(661,586)	(671,247)	(1,375,843)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	3,755	(42,813)	35,275	(53,288)

Class N:
Shares Issued	3,234,150	4,589,006	625,032	1,396,173
Shares Issued in Lieu of Dividends and Distributions	210	504	59	195
Shares Redeemed	(3,275,205)	(4,540,616)	(633,362)	(1,620,744)
Increase (Decrease) in Net Assets from Class N Share Transactions	(40,845)	48,894	(8,271)	(224,376)

Class S:
Shares Issued	400,947	990,276	882,620	1,102,036
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(431,580)	(940,420)	(885,776)	(1,122,183)
Increase (Decrease) in Net Assets from Class S Share Transactions	(30,633)	49,856	(3,156)	(20,147)

Net Increase (Decrease) in Net Assets from Share Transactions	(67,723)	55,937	23,848	(297,811)
Total Increase (Decrease) in Net Assets	(67,743)	55,931	23,812	(297,977)

NET ASSETS:
Beginning of Period	3,027,783	2,971,852	1,274,880	1,572,857
End of Period	$2,960,040	$3,027,783	$1,298,692	$1,274,880
Undistributed (Distribution in Excess of) Net Investment Income	$—	$20	$—	$38

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 64

California Tax Exempt Money Market Fund (000)		Limited Maturity Fixed Income Fund (000)		Government Bond Fund (000)		Corporate Bond Fund (000)
2011	2010	2011	2010	2011	2010	2011	2010

$93	$246	$315	$806	$1,143	$2,534	$1,682	$3,304
—	10	179	216	140	654	365	699
—	—	(646)	317	(2,763)	1,657	(2,794)	2,293
93	256	(152)	1,339	(1,480)	4,845	(747)	6,296

(21)	(62)	(249)	(751)	(1,750)	(3,484)	(1,652)	(3,259)
(69)	(179)	(66)	(97)	(31)	(80)	(32)	(48)
(3)	(5)	—	—	—	—	—	—

—	(1)	—	—	—	—	—	—
—	(7)	—	—	—	—	—	—
—	(1)	—	—	—	—	—	—
(93)	(255)	(315)	(848)	(1,781)	(3,564)	(1,684)	(3,307)

565,946	1,024,504	1,260	26,702	31,230	118,193	22,928	35,743
—	—	163	535	1,279	2,306	525	892
(584,726)	(1,025,845)	(3,379)	(31,618)	(14,983)	(38,343)	(9,502)	(22,899)
(18,780)	(1,341)	(1,956)	(4,381)	17,526	82,156	13,951	13,736

610,257	1,197,782	3,627	10,788	192	1,787	439	2,426
66	178	46	97	17	33	15	19
(643,037)	(1,263,962)	(1,897)	(3,180)	(463)	(1,705)	(522)	(1,107)
(32,714)	(66,002)	1,776	7,705	(254)	115	(68)	1,338

122,416	145,553	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(111,482)	(171,684)	—	—	—	—	—	—
10,934	(26,131)	—	—	—	—	—	—

(40,560)	(93,474)	(180)	3,324	17,272	82,271	13,883	15,074
(40,560)	(93,473)	(647)	3,815	14,011	83,552	11,452	18,063

827,342	920,815	42,541	38,726	158,627	75,075	107,955	89,892
$786,782	$827,342	$41,894	$42,541	$172,638	$158,627	$119,407	$107,955
$—	$—	$(1)	$(1)	$(638)	$—	$(2)	$—

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 65

statements of changes in net assets
For the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

	California Tax Exempt Bond Fund (000)		Full Maturity Fixed Income Fund (000)
	2011	2010	2011	2010
OPERATIONS:
Net Investment Income	$635	$1,235	$643	$1,511
Net Realized Gain from Security Transactions	69	373	337	189
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(1,185)	173	(1,566)	2,017
Increase (Decrease) in Net Assets Resulting from Operations	(481)	1,781	(586)	3,717

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	(592)	(1,175)	(609)	(1,464)
Class N	(42)	(60)	(58)	(71)
Realized Capital Gains:
Institutional Class	(174)	—	(225)	(195)
Class N	(14)	—	(22)	(9)
Return of Capital:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Total Dividends and Distributions	(822)	(1,235)	(914)	(1,739)

CAPITAL SHARE TRANSACTIONS: (1)
Institutional Class:
Shares Issued	15,077	12,067	90	4,362 (2)
Shares Issued in Lieu of Dividends and Distributions	387	500	706	1,366
Shares Redeemed	(8,026)	(11,199)	(2,886)	(1,339)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	7,438	1,368	(2,090)	4,389

Class N:
Shares Issued	108	2,974	1,917	3,308
Shares Issued in Lieu of Dividends and Distributions	32	29	55	89
Shares Redeemed	(116)	(1,634)	(345)	(771)
Increase (Decrease) in Net Assets from Class N Share Transactions	24	1,369	1,627	2,626

Net Increase (Decrease) in Net Assets from Share Transactions	7,462	2,737	(463)	7,015
Total Increase (Decrease) in Net Assets	6,159	3,283	(1,963)	8,993

NET ASSETS:
Beginning of Year	43,766	40,483	49,574	40,581
End of Year	$49,925	$43,766	$47,611	$49,574
Undistributed (Distribution in Excess of) Net Investment Income	$1	$—	$(23)	$1

(1)	See Note 8 for shares issued and redeemed.

(2)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 66

High Yield Bond Fund (000)		Multi-Asset Fund (000)		Diversified Equity Fund (000)
2011	2010	2011	2010	2011	2010

$2,739	$4,049	$426	$512	$111	$301
833	989	1,179	290	4,545	1,377
1,749	2,994	1,197	1,230	6,881	1,658
5,321	8,032	2,802	2,032	11,537	3,336

(1,695)	(2,138)	(161)	(187)	(107)	(287)
(1,045)	(1,911)	(265)	(334)	(3)	(17)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	(2)
—	—	—	—	—	—
(2,740)	(4,049)	(426)	(521)	(110)	(306)

13,116	23,442	4,895	5,018	2,796	8,841 (2)
591	1,010	132	152	92	250
(3,468)	(8,902)	(639)	(2,817)	(4,967)	(5,387)
10,239	15,550	4,388	2,353	(2,079)	3,704

3,744	4,077	5,830	7,196	291	1,605
651	1,233	151	180	—	17
(1,683)	(2,980)	(2,170)	(3,223)	(881)	(922)
2,712	2,330	3,811	4,153	(590)	700

12,951	17,880	8,199	6,506	(2,669)	4,404
15,532	21,863	10,575	8,017	8,758	7,434

57,855	35,992	33,277	25,260	63,419	55,985
$73,387	$57,855	$43,852	$33,277	$72,177	$63,419
$(1)	$—	$2	$2	$—	$(1)

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 67

statements of changes in net assets
For the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

	Large Cap Value Equity Fund (000)		Large Cap Growth Equity Fund (000)
	2011	2010	2011	2010
OPERATIONS:
Net Investment Income (Loss)	$712	$1,233	$62	$164
Net Realized Gain (Loss) from Security Transactions	3,906	2,188	4,086	(1,035)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	11,598	2,901	3,398	4,167
Net Increase in Net Assets Resulting from Operations	16,216	6,322	7,546	3,296

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	(655)	(1,133)	(56)	(139)
Class N	(57)	(101)	(6)	(25)
Class R	—	—	—	—
Total Dividends and Distributions	(712)	(1,234)	(62)	(164)

CAPITAL SHARE TRANSACTIONS: (1)
Institutional Class:
Shares Issued	11,969	22,677	11,983	8,758
Shares Issued in Lieu of Dividends and Distributions	490	812	22	48
Shares Redeemed	(13,892)	(14,669)	(4,122)	(7,928)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(1,433)	8,820	7,883	878

Class N:
Shares Issued	210	1,648	746	710
Shares Issued in Lieu of Dividends and Distributions	37	67	4	15
Shares Redeemed	(595)	(1,077)	(494)	(1,317)
Increase (Decrease) in Net Assets from Class N Share Transactions	(348)	638	256	(592)

Class R:
Shares Issued	—	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	—	—
Decrease in Net Assets from Class R Share Transactions	—	—	—	—

Net Increase (Decrease) in Net Assets from Share Transactions	(1,781)	9,458	8,139	286
Total Increase in Net Assets	13,723	14,546	15,623	3,418

NET ASSETS:
Beginning of Period	104,814	90,268	40,588	37,170
End of Period	$118,537	$104,814	$56,211	$40,588
Undistributed (Distribution in Excess of) Net Investment Income (Loss)	$(2)	$(2)	$—	$—

(1)	See Note 8 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 68

Socially Responsible Equity Fund (000)		RCB Small Cap Value Fund (000)
2011	2010	2011	2010

$418	$587	$(26)	$53
(555)	(1,862)	(258)	3,169
9,820	5,910	3,239	(503)
9,683	4,635	2,955	2,719

(402)	(575)	(10)	—
(15)	(14)	(4)	—
—	—	(77)	(14)
(417)	(589)	(91)	(14)

8,502	11,228	288	1,236
402	575	10	—
(5,379)	(8,409)	(819)	(491)
3,525	3,394	(521)	745

863	1,491	31	369
15	14	3	—
(123)	(282)	(253)	(346)
755	1,223	(219)	23

—	—	269	704
—	—	74	14
—	—	(2,085)	(2,890)
—	—	(1,742)	(2,172)

4,280	4,617	(2,482)	(1,404)
13,546	8,663	382	1,301

62,170	53,507	24,599	23,298
$75,716	$62,170	$24,981	$24,599
$2	$1	$(29)	$88

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 69

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2011 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$84,804	0.18%	0.03%	0.61%
2010		1.00	0.000	^	(0.000)^	1.00	0.04	81,050	0.17	0.04	0.62
2009		1.00	0.003		(0.003)	1.00	0.27	123,863	0.36	0.26	0.65
2008		1.00	0.027		(0.027)	1.00	2.72	100,674	0.59	2.62	0.59
2007		1.00	0.047		(0.047)	1.00	4.77	47,858	0.60	4.67	0.61
2006		1.00	0.040		(0.040)	1.00	4.08	52,782	0.60	4.11	0.61
Class N (commenced operations on June 21, 1999)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.00%	$2,557,174	0.19%	0.02%	1.11%
2010		1.00	0.000	^	(0.000)^	1.00	0.02	2,598,035	0.19	0.02	1.12
2009		1.00	0.002		(0.002)	1.00	0.19	2,549,147	0.47	0.21	1.13
2008		1.00	0.025		(0.025)	1.00	2.49	3,006,935	0.81	2.40	1.09
2007		1.00	0.044		(0.044)	1.00	4.54	2,291,138	0.82	4.45	1.11
2006		1.00	0.038		(0.038)	1.00	3.86	1,940,602	0.82	3.78	1.11
Class S (commenced operations on October 6, 1999)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$318,062	0.20%	0.01%	1.11%
2010		1.00	0.000	^	(0.000)^	1.00	0.01	348,698	0.20	0.01	1.12
2009		1.00	0.001		(0.001)	1.00	0.12	298,842	0.54	0.13	1.13
2008		1.00	0.023		(0.023)	1.00	2.29	408,747	1.02	2.23	1.09
2007		1.00	0.042		(0.042)	1.00	4.33	321,061	1.02	4.24	1.11
2006		1.00	0.036		(0.036)	1.00	3.65	232,083	1.02	3.60	1.11
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.03%	$525,241	0.28%	0.06%	0.61%
2010		1.00	0.001		(0.001)*	1.00	0.09	489,980	0.24	0.08	0.60
2009		1.00	0.005		(0.005)	1.00	0.46	543,326	0.44	0.46	0.65
2008		1.00	0.030		(0.030)	1.00	3.01	532,931	0.58	2.90	0.58
2007		1.00	0.047		(0.047)	1.00	4.85	438,639	0.59	4.74	0.60
2006		1.00	0.041		(0.041)	1.00	4.17	388,171	0.59	4.12	0.60
Class N (commenced operations on October 18, 1999)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.02%	$424,040	0.31%	0.03%	1.11%
2010		1.00	0.000	^	(0.000)*^	1.00	0.06	432,235	0.28	0.04	1.10
2009		1.00	0.003		(0.003)	1.00	0.33	656,769	0.61	0.39	1.15
2008		1.00	0.027		(0.027)	1.00	2.78	1,123,900	0.80	2.65	1.08
2007		1.00	0.045		(0.045)	1.00	4.62	870,537	0.81	4.52	1.10
2006		1.00	0.039		(0.039)	1.00	3.94	640,366	0.81	3.95	1.10
Class S (commenced operations on October 26, 1999)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$349,411	0.33%	0.01%	1.11%
2010		1.00	0.000	^	(0.000)*^	1.00	0.04	352,575	0.30	0.02	1.10
2009		1.00	0.002		(0.002)	1.00	0.23	372,762	0.73	0.28	1.15
2008		1.00	0.025		(0.025)	1.00	2.57	633,815	1.00	2.54	1.08
2007		1.00	0.043		(0.043)	1.00	4.41	620,195	1.01	4.32	1.10
2006		1.00	0.037		(0.037)	1.00	3.73	324,353	1.01	3.74	1.10
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$121,458	0.22%	0.03%	0.63%
2010		1.00	0.000	^	(0.000)*^	1.00	0.04	140,238	0.19	0.04	0.63
2009		1.00	0.003		(0.003)	1.00	0.33	141,579	0.30	0.31	0.65
2008		1.00	0.018		(0.018)	1.00	1.80	157,427	0.55	1.69	0.61
2007		1.00	0.030		(0.030)	1.00	3.01	89,237	0.55	2.97	0.62
2006		1.00	0.026		(0.026)	1.00	2.62	85,014	0.55	2.60	0.62
Class N (commenced operations on June 21, 1999)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.01%	$606,125	0.23%	0.02%	1.13%
2010		1.00	0.000	^	(0.000)*^	1.00	0.03	638,839	0.20	0.02	1.12
2009		1.00	0.002		(0.002)	1.00	0.23	704,840	0.41	0.25	1.16
2008		1.00	0.016		(0.016)	1.00	1.57	880,794	0.78	1.47	1.11
2007		1.00	0.027		(0.027)	1.00	2.78	695,318	0.78	2.73	1.12
2006		1.00	0.024		(0.024)	1.00	2.39	631,478	0.78	2.36	1.12
Class S (commenced operations on November 12, 1999)
2011	†	$1.00	$0.000	^	$(0.000)^	$1.00	0.00%	$59,199	0.24%	0.01%	1.13%
2010		1.00	0.000	^	(0.000)*^	1.00	0.01	48,265	0.22	0.01	1.12
2009		1.00	0.002		(0.002)	1.00	0.17	74,396	0.54	0.26	1.16
2008		1.00	0.014		(0.014)	1.00	1.37	141,757	0.98	1.40	1.11
2007		1.00	0.025		(0.025)	1.00	2.57	178,918	0.98	2.55	1.12
2006		1.00	0.022		(0.022)	1.00	2.18	107,131	0.98	2.17	1.12

†	For the six months ended March 31, 2011.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.001.

*	Includes a realized capital gain distribution of less than $0.001.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 70

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri- butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on October 22,1988)
2011	*	$11.21	$0.08	$(0.12)	$(0.08)	$—	$11.09	(0.32)%	$30,966	0.69%	1.52%	0.70%	26%
2010		11.06	0.20	0.16	(0.21)	—	11.21	3.28	33,279	0.73	1.82	0.71	118
2009		10.49	0.30	0.57	(0.30)	—	11.06	8.44	37,255	0.75	2.66	0.76	98
2008		10.59	0.37	(0.10)	(0.37)	—	10.49	2.54	92,681	0.76	3.44	0.67	79
2007		10.56	0.45	0.03	(0.45)	—	10.59	4.63	44,365	0.76	4.25	0.77	76
2006	(3)	10.57	0.34	0.02	(0.37)	—	10.56	3.49	45,340	0.75	3.24	0.94	86
Class N (commenced operations on October 22, 2004)
2011	*	$11.22	$0.07	$(0.12)	$(0.07)	$—	$11.10	(0.44)%	$10,929	0.94%	1.27%	1.20%	26%
2010		11.07	0.16	0.17	(0.18)	—	11.22	3.04	9,262	0.98	1.48	1.22	118
2009		10.51	0.27	0.57	(0.28)	—	11.07	8.07	1,471	1.00	2.29	1.24	98
2008		10.61	0.35	(0.10)	(0.35)	—	10.51	2.29	432	1.00	3.24	0.92	79
2007		10.57	0.42	0.04	(0.42)	—	10.61	4.47	310	1.00	3.99	1.02	76
2006	(3)	10.58	0.30	0.03	(0.34)	—	10.57	3.17	358	1.00	2.88	1.18	86
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
2011	*	$10.66	$0.07	$(0.17)	$(0.12)	$—	$10.44	(0.99)%	$169,709	0.70%	1.41%	0.78%	25%
2010		10.58	0.19	0.16	(0.27)	—	10.66	3.37	155,376	0.70	1.81	0.78	93
2009		10.40	0.35	0.18	(0.35)	—	10.58	5.18	71,966	0.70	3.29	0.77	85
2008		10.33	0.42	0.08	(0.43)	—	10.40	4.87	66,097	0.70	4.05	0.77	36
2007		10.28	0.46	0.05	(0.46)	—	10.33	5.04	52,606	0.70	4.50	0.77	83
2006		10.40	0.41	(0.12)	(0.41)	—	10.28	2.89	35,671	0.70	4.04	0.78	62
Class N (commenced operations on April 13, 2000)
2011	*	$10.68	$0.06	$(0.18)	$(0.10)	$—	$10.46	(1.11)%	$2,929	0.95%	1.15%	1.03%	25%
2010		10.60	0.16	0.16	(0.24)	—	10.68	3.10	3,251	0.95	1.57	1.03	93
2009		10.42	0.32	0.18	(0.32)	—	10.60	4.91	3,109	0.95	3.04	1.02	85
2008		10.35	0.40	0.07	(0.40)	—	10.42	4.59	2,761	0.95	3.80	1.02	36
2007		10.30	0.44	0.04	(0.43)	—	10.35	4.77	2,632	0.95	4.25	1.02	83
2006		10.42	0.39	(0.12)	(0.39)	—	10.30	2.63	1,782	0.95	3.81	1.03	62
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
2011	*	$10.88	$0.16	$(0.24)	$(0.16)	$—	$10.64	(0.73)%	$117,146	0.74%	3.00%	0.75%	9%
2010		10.56	0.35	0.32	(0.35)	—	10.88	6.50	105,571	0.74	3.32	0.75	28
2009		9.76	0.39	0.80	(0.39)	—	10.56	12.48	88,897	0.74	3.88	0.75	30
2008		10.18	0.43	(0.41)	(0.44)	—	9.76	0.04	69,709	0.73	4.25	0.74	12
2007		10.17	0.45	—	(0.44)	—	10.18	4.57	62,210	0.74	4.39	0.75	30
2006		10.27	0.42	(0.10)	(0.42)	—	10.17	3.19	55,290	0.75	4.14	0.75	25
Class N (commenced operations on April 13, 2000)
2011	*	$10.89	$0.15	$(0.24)	$(0.15)	$—	$10.65	(0.85)%	$2,261	0.99%	2.75%	1.00%	9%
2010		10.57	0.33	0.32	(0.33)	—	10.89	6.23	2,384	0.99	3.05	1.00	28
2009		9.77	0.36	0.81	(0.37)	—	10.57	12.19	995	0.99	3.59	1.00	30
2008		10.18	0.41	(0.41)	(0.41)	—	9.77	(0.11)	608	0.98	4.02	0.99	12
2007		10.17	0.42	0.01	(0.42)	—	10.18	4.30	1,043	0.99	4.13	1.00	30
2006		10.27	0.39	(0.10)	(0.39)	—	10.17	2.93	1,332	1.00	3.88	1.00	25
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
2011	*	$10.70	$0.15	$(0.26)	$(0.15)	$(0.04)	$10.40	(1.01)%	$46,687	0.50%	2.83%	0.62%	7%
2010		10.57	0.32	0.13	(0.32)	—	10.70	4.34	40,457	0.50	3.03	0.62	28
2009		10.06	0.33	0.51	(0.33)	—	10.57	8.45	38,581	0.50	3.18	0.61	50
2008		10.24	0.32	(0.18)	(0.32)	—	10.06	1.38	34,262	0.50	3.13	0.61	55
2007		10.25	0.31	(0.01)	(0.31)	—	10.24	2.98	33,802	0.50	3.04	0.62	43
2006		10.26	0.29	0.03	(0.29)	(0.04)	10.25	3.18	26,074	0.50	2.85	0.62	43
Class N (commenced operations on April 13, 2000)
2011	*	$10.73	$0.14	$(0.27)	$(0.13)	$(0.04)	$10.43	(1.13)%	$3,238	0.75%	2.70%	0.87%	7%
2010		10.60	0.29	0.13	(0.29)	—	10.73	4.06	3,309	0.75	2.75	0.87	28
2009		10.09	0.30	0.51	(0.30)	—	10.60	8.15	1,902	0.75	2.92	0.87	50
2008		10.27	0.30	(0.18)	(0.30)	—	10.09	1.12	1,049	0.75	2.87	0.86	55
2007		10.27	0.28	—	(0.28)	—	10.27	2.82	922	0.75	2.78	0.87	43
2006		10.29	0.26	0.02	(0.26)	(0.04)	10.27	2.81	1,134	0.75	2.59	0.87	43

*	For the six months ended March 31, 2011.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)
On October 3, 2005, the predecessor Limited Maturity Fixed Income Fund was reorganized into the CNI Charter Limited Maturity Fixed Income Fund. See Note 1 in Notes to Financial Statements for more information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 71

financial highlights
For a Share Outstanding Throughout Each Period For the six months ended March 31, 2011 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
2011	^	$10.91	$0.14	$(0.26)	$(0.15)	$(0.06)	$10.58	(1.14)%	$42,301	0.68%	2.71%	0.69%	23%
2010		10.46	0.36	0.50	(0.36)	(0.05)	10.91	8.48	45,756	0.70	3.40	0.71	63
2009		9.90	0.40	0.56	(0.40)	—	10.46	9.95	39,495	0.75	3.97	0.75	56
2008		10.16	0.44	(0.26)	(0.44)	—	9.90	1.76	42,579	0.64	4.32	0.64	34
2007		10.16	0.45	—	(0.45)	—	10.16	4.48	42,096	0.79	4.48	0.73	55
2006	(3)	10.35	0.43	(0.13)	(0.43)	(0.06)	10.16	3.03	30,398	0.80	4.20	0.87	91
Class N (commenced operations on May 11, 2004)
2011	^	$10.90	$0.13	$(0.26)	$(0.14)	$(0.06)	$10.57	(1.26)%	$5,310	0.94%	2.47%	1.20%	23%
2010		10.46	0.33	0.50	(0.34)	(0.05)	10.90	8.12	3,818	0.95	3.08	1.21	63
2009		9.89	0.39	0.56	(0.38)	—	10.46	9.79	1,086	1.00	3.70	1.26	56
2008		10.16	0.42	(0.27)	(0.42)	—	9.89	1.42	687	0.89	4.02	0.89	34
2007		10.16	0.42	—	(0.42)	—	10.16	4.23	235	1.04	4.23	0.99	55
2006	(3)	10.36	0.40	(0.13)	(0.41)	(0.06)	10.16	2.67	145	1.05	3.95	1.12	91
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
2011	^	$8.31	$0.36	$0.34	$(0.36)	$—	$8.65	8.54%	$45,648	1.00%	8.44%	1.10%	38%
2010		7.56	0.72	0.75	(0.72)	—	8.31	20.17	33,845	1.00	8.89	1.10	87
2009		7.40	0.62	0.18	(0.64)	—	7.56	12.94	16,355	1.00	9.75	1.10	59
2008		8.91	0.64	(1.47)	(0.68)	—	7.40	(9.83)	13,926	1.00	7.72	1.09	20
2007		8.96	0.70	(0.06)	(0.69)	—	8.91	7.27	17,137	1.00	7.73	1.10	26
2006		9.04	0.68	(0.08)	(0.68)	—	8.96	6.90	20,887	1.00	7.58	1.10	23
Class N (commenced operations on January 14, 2000)
2011	^	$8.31	$0.35	$0.34	$(0.35)	$—	$8.65	8.38%	$27,739	1.30%	8.14%	1.40%	38%
2010		7.56	0.70	0.74	(0.69)	—	8.31	19.81	24,010	1.30	8.68	1.40	87
2009		7.40	0.60	0.18	(0.62)	—	7.56	12.61	19,637	1.30	9.43	1.40	59
2008		8.91	0.62	(1.47)	(0.66)	—	7.40	(10.10)	17,521	1.30	7.43	1.39	20
2007		8.96	0.68	(0.07)	(0.66)	—	8.91	6.95	20,121	1.30	7.44	1.40	26
2006		9.04	0.65	(0.08)	(0.65)	—	8.96	6.58	20,045	1.30	7.28	1.40	23
Multi-Asset Fund
Institutional Class (commenced operations on October 1, 2007)
2011	^	$10.37	$0.13	$0.69	$(0.13)	$—	$11.06	7.98%	$16,487	0.84%	2.42%	0.86%	23%
2010		9.87	0.20	0.50	(0.20)	—	10.37	7.15	11,258	0.84	1.96	0.85	76
2009		9.70	0.15	0.18	(0.16)	—	9.87	3.54	8,423	0.83	1.71	0.84	94
2008		11.00	0.25	(1.32)	(0.23)	—	9.70	(9.84)	10,741	1.29	2.37	1.30	141
Class N (commenced operations on October 1, 2007)
2011	^	$10.36	$0.12	$0.70	$(0.12)	$—	$11.06	7.96%	$27,365	1.09%	2.24%	1.09%	23%
2010		9.86	0.17	0.50	(0.17)	—	10.36	6.89	22,019	1.09	1.69	1.10	76
2009		9.69	0.13	0.18	(0.14)	—	9.86	3.29	16,837	1.09	1.46	1.10	94
2008		11.00	0.23	(1.33)	(0.21)	—	9.69	(10.12)	16,708	1.53	2.22	1.54	141
Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
2011	^	$11.88	$0.02	$2.19	$(0.02)	$—	$14.07	18.63%	$65,026	0.92%	0.35%	0.95%	44%
2010		11.19	0.06	0.69	(0.06)*	—	11.88	6.69	56,809	0.94	0.51	0.95	105
2009		12.19	0.11	(1.00)	(0.11)**	—	11.19	(7.08)	50,425	0.98	1.15	0.99	93
2008		18.48	0.14	(3.84)	(0.14)	(2.45)	12.19	(22.73)	74,997	0.97	0.98	0.94	143
2007		18.17	0.18	1.89	(0.18)	(1.58)	18.48	11.93	102,232	0.99	0.98	1.02	116
2006	(4)	17.42	0.15	1.55	(0.15)	(0.80)	18.17	10.16	94,653	1.01	0.87	1.09	99
Class N (commenced operations on December 30, 2002)
2011	^	$11.92	$0.01	$2.19	$(0.01)	$—	$14.11	18.43%	$7,151	1.17%	0.10%	1.18%	44%
2010		11.22	0.03	0.70	(0.03)	—	11.92	6.50	6,610	1.19	0.26	1.45	105
2009		12.22	0.09	(1.00)	(0.09)	—	11.22	(7.30)	5,560	1.23	0.91	1.49	93
2008		18.52	0.11	(3.85)	(0.11)	(2.45)	12.22	(22.93)	7,102	1.22	0.74	1.19	143
2007		18.21	0.13	1.89	(0.13)	(1.58)	18.52	11.62	10,400	1.27	0.73	1.24	116
2006	(4)	17.46	0.11	1.55	(0.11)	(0.80)	18.21	9.87	11,122	1.26	0.62	1.34	99

^	For the six months ended March 31, 2011.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes return of capital less than $0.01 per share.

**	Includes return of capital of $0.01 per share.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)
On October 3, 2005, the predecessor Full Maturity Fixed Income Fund was reorganized into the CNI Charter Full Maturity Fixed Income Fund. See Note 1 in Notes to Financial Statements for more information.

(4)	On October 3, 2005, the predecessor Diversified Equity Fund was reorganized into the CNI Charter Diversified Equity Fund. See Note 1 in Notes to Financial Statements for more information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 72

		Net Asset Value Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
2011	*	$7.68	$0.05	$1.17	$(0.05)	$—	$8.85	15.97%	$107,289	0.96%	1.30%	0.97%	31%
2010		7.28	0.10	0.40	(0.10)	—	7.68	6.85	94,725	0.96	1.29	0.97	26
2009		8.25	0.13	(0.98)	(0.12)	—	7.28	(10.03)	81,308	0.96	2.11	0.97	18
2008		11.21	0.16	(2.48)	(0.15)	(0.49)	8.25	(21.57)	88,361	0.95	1.64	0.96	36
2007		10.36	0.19	1.38	(0.19)	(0.53)	11.21	15.60	110,024	0.96	1.73	0.97	24
2006		9.54	0.13	1.21	(0.13)	(0.39)	10.36	14.50	92,946	0.96	1.36	0.97	31
Class N (commenced operations on April 13, 2000)
2011	*	$7.67	$0.04	$1.16	$(0.04)	$—	$8.83	15.71%	$11,248	1.21%	1.05%	1.22%	31%
2010		7.27	0.08	0.40	(0.08)	—	7.67	6.59	10,089	1.21	1.03	1.22	26
2009		8.24	0.12	(0.98)	(0.11)	—	7.27	(10.27)	8,960	1.21	1.89	1.22	18
2008		11.19	0.13	(2.46)	(0.13)	(0.49)	8.24	(21.72)	11,712	1.20	1.38	1.21	36
2007		10.35	0.16	1.37	(0.16)	(0.53)	11.19	15.24	17,190	1.21	1.47	1.22	24
2006		9.53	0.11	1.20	(0.10)	(0.39)	10.35	14.24	13,104	1.21	1.13	1.22	31
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
2011	*	$7.67	$0.01	$1.31	$(0.01)	$—	$8.98	17.24%	$45,085	0.99%	0.30%	1.00%	47%
2010		7.08	0.04	0.59	(0.04)	—	7.67	8.89	31,317	0.99	0.52	1.00	61
2009		7.38	0.04	(0.30)	(0.04)	—	7.08	(3.36)	28,050	0.99	0.70	1.00	12
2008		8.86	0.03	(1.48)	(0.03)	—	7.38	(16.40)	31,074	0.98	0.35	0.99	26
2007		7.75	0.05	1.10	(0.04)	—	8.86	14.91	45,784	0.99	0.52	1.00	30
2006		7.43	0.02	0.32	(0.02)	—	7.75	4.59	35,842	0.99	0.27	1.00	34
Class N (commenced operations on March 28, 2000)
2011	*	$7.59	$—	$1.29	$(0.00)^	$—	$8.88	17.06%	$11,126	1.24%	0.06%	1.24%	47%
2010		7.00	0.02	0.59	(0.02)	—	7.59	8.72	9,271	1.24	0.27	1.25	61
2009		7.31	0.03	(0.31)	(0.03)	—	7.00	(3.77)	9,120	1.24	0.45	1.25	12
2008		8.77	0.01	(1.46)	(0.01)	—	7.31	(16.55)	11,341	1.23	0.11	1.24	26
2007		7.68	0.01	1.10	(0.02)	—	8.77	14.51	15,063	1.24	0.28	1.25	30
2006		7.35	—	0.33	(— )^	—	7.68	4.55	10,363	1.24	0.03	1.25	34
Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2011	*	$8.81	$0.06	$1.28	$(0.06)	$—	$10.09	15.19%	$72,150	0.91%	1.22%	0.92%	10%
2010		8.20	0.09	0.61	(0.09)*	—	8.81	8.51	59,746	0.95	1.01	0.96	36
2009		9.51	0.12	(1.30)	(0.13)	—	8.20	(12.11)	52,406	0.97	1.74	0.98	48
2008		12.12	0.16	(2.04)	(0.15)	(0.58)	9.51	(16.24)	53,256	0.99	1.51	0.90	41
2007		10.91	0.14	1.36	(0.14)	(0.15)	12.12	13.89	56,490	0.94	1.19	1.00	29
2006	(3)	10.28	0.12	0.67	(0.11)	(0.05)	10.91	7.69	45,003	1.04	1.10	1.12	29
Class N (commenced operations on August 12, 2005)
2011	*	$8.79	$0.05	$1.29	$(0.05)	$—	$10.08	15.21%	$3,566	1.16%	1.01%	1.42%	10%
2010		8.19	0.07	0.60	(0.07)	—	8.79	8.15	2,424	1.20	0.81	1.46	36
2009		9.50	0.11	(1.31)	(0.11)	—	8.19	(12.34)	1,101	1.22	1.49	1.48	48
2008		12.11	0.14	(2.05)	(0.12)	(0.58)	9.50	(16.46)	885	1.24	1.26	1.15	41
2007		10.90	0.12	1.36	(0.11)	(0.16)	12.11	13.64	741	1.19	0.94	1.25	29
2006	(3)	10.28	0.09	0.67	(0.09)	(0.05)	10.90	7.40	281	1.29	0.80	1.37	29
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
2011	*	$20.77	$(0.05)	$2.62	$(0.07)	$—	$23.27	12.38%	$3,187	1.19%	(0.47)%	1.20%	26%
2010		18.46	0.08	2.23	—	—	20.77	12.51	3,331	1.20	0.40	1.21	48
2009		16.42	(0.02)	2.35	(0.29)	—	18.46	15.20	2,317	1.19	(0.13)	1.20	62
2008		30.79	0.19	(9.57)	—	(4.99)	16.42	(35.01)	1,742	1.19	0.85	1.20	78
2007		28.25	0.02	3.00	(0.01)	(0.47)	30.79	10.65	9,062	1.19	0.08	1.20	57
2006		28.58	0.06	0.05	(0.07)	(0.37)	28.25	0.40	13,435	1.20	0.20	1.21	66
Class N (commenced operations on October 3, 2001)
2011	*	$20.33	$(0.04)	$2.53	$(0.02)	$—	$22.80	12.23%	$5,111	1.44%	(0.39)%	1.45%	26%
2010		18.12	0.02	2.19	—	—	20.33	12.20	4,760	1.45	0.12	1.46	48
2009		16.14	(0.05)	2.30	(0.27)	—	18.12	14.91	4,226	1.44	(0.37)	1.45	62
2008		30.42	0.15	(9.44)	—	(4.99)	16.14	(35.16)	4,262	1.44	0.70	1.45	78
2007		27.98	(0.05)	2.96	—	(0.47)	30.42	10.37	9,753	1.44	(0.16)	1.45	57
2006		28.31	(0.01)	0.05	(— )^	(0.37)	27.98	0.17	10,470	1.45	(0.04)	1.46	66
Class R (commenced operations on September 30, 1998)
2011	*	$20.37	$(0.01)	$2.53	$(0.10)	$—	$22.79	12.37%	$16,683	1.23%	(0.12)%	1.63%	26%
2010		18.15	0.04	2.20	(0.02)	—	20.37	12.33	16,508	1.33	0.23	1.73	48
2009		16.15	0.01	2.31	(0.32)	—	18.15	15.50	16,755	0.97	0.08	1.55	62
2008		30.38	0.20	(9.44)	—	(4.99)	16.15	(35.02)	19,183	1.23	0.92	1.55	78
2007		27.93	(0.05)	2.97	—	(0.47)	30.38	10.43	40,944	1.44	(0.17)	1.45	57
2006		28.27	(0.01)	0.04	(— )^	(0.37)	27.93	0.14	45,836	1.45	(0.04)	1.46	66

*	For the six months ended March 31, 2011.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)
On October 3, 2005, the predecessor Socially Responsible Equity Fund was reorganized into the CNI Charter Socially Responsible Equity Fund. See Note 1 in Notes to Financial Statements for more information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CNI CHARTER FUNDS | PAGE 73

notes to financial statements
March 31, 2011 (Unaudited)

1.	ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently offering the following 15 series (each a “Fund” and collectively, the “Funds”):  Government Money Market Fund, Prime Money Market Fund, California Tax Exempt Money Market Fund (collectively, the “Money Market Funds”); Limited Maturity Fixed Income Fund, Government Bond Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, Full Maturity Fixed Income Fund, High Yield Bond Fund (collectively, the “Fixed Income Funds”); the Multi-Asset Fund (the “Multi-Asset Fund”); Diversified Equity Fund, Large Cap Value Equity Fund, Large Cap Growth Equity Fund, Socially Responsible Equity Fund and RCB Small Cap Value Fund (collectively, the “Equity Funds”); The Money Market Funds are registered to offer Institutional, Class N and Class S Shares. The Fixed Income Funds, Equity Funds and Multi-Asset Fund offer Institutional and Class N Shares; in addition, the RCB Small Cap Value Fund offers Class R Shares.

City National Asset Management, Inc. (“CNAM”) serves as the investment manager of the Funds. Prior to January 1, 2011, CCM Advisors, LLC (“CCMA”), an affiliate of CNAM, served as the investment manager to the Limited Maturity Fixed Income Fund (“Limited Maturity Fund”), Full Maturity Fixed Income Fund (“Full Maturity Fund”), Diversified Equity Fund (“Diversified Fund”) and Socially Responsible Equity Fund (“Socially Responsible Fund”). Effective January 1, 2011, CCMA combined its business with CNAM and CNAM became the investment manager to these Funds.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund, which is non-diversified. The Funds’ prospectus provides descriptions of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations, including money market funds, with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Investments in registered investment companies are priced at the underlying funds’ daily net asset value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

CNI CHARTER FUNDS | PAGE 74

In accordance with U.S. generally accepted accounting principles, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended March 31, 2011, there have been no significant changes to the Funds’ fair valuation methodologies.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Money Market Funds which use a straight line basis.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Money Market Funds and Fixed Income Funds. Dividends from net investment income are declared and paid quarterly for the Multi-Asset Fund and Equity Funds, except that dividends from net investment income are declared and paid annually for the RCB Small Cap Value Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999, as amended April 1, 2008, January 1, 2009, January 1, 2010 and January 1, 2011 (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily

CNI CHARTER FUNDS | PAGE 75

notes to financial statements
March 31, 2011 (Unaudited)

net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion but not exceeding $7.5 billion, and 0.02% of aggregate average daily net assets of the Trust exceeding $7.5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class N Shares and Class S Shares of the Money Market Funds and 0.25% of the Class N Shares of the Fixed Income Funds, Multi-Asset Fund and Equity Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class N Shares of the High Yield Bond Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

Effective October 1, 2009, the RCB Small Cap Value Fund Class R shares voluntarily began waiving 0.14% in 12b-1 fees.

SEI Institutional Transfer Agency, a division of SEI Investments Fund Management Corporation (the “Transfer Agent”), serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has agreed to waive these fees.

As of May 24, 2010, UMB Fund Services serves as sub-transfer agent for Class R shares of the RCB Small Cap Value Fund and all share classes of the Limited Maturity Fund, Full Maturity Fund, Diversified Fund and Socially Responsible Fund and provides services at an annual rate of $14,000 per share class plus other transaction based fees and out of pocket expenses. Prior to May 24, 2010, Citigroup Fund Services, LLC served as the sub-transfer agent for those Funds, subject to the same fee arrangements.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including CNAM) which provide certain shareholder support for their customers who own Institutional Class, Class N, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund’s average daily net assets. CNB and CNAM have both agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2011, CNB and CNAM received Shareholder Servicing fees from the Trust in the amounts of $6,563,706 and $5,105, respectively.

Certain officers of the Trust are also officers of CNAM or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, CNAM receives an annual fee equal to a percentage of the average daily net assets of the Funds, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Prime Money Market Fund	0.25
California Tax Exempt Money Market Fund	0.27
Limited Maturity Fund	0.50
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Full Maturity Fund	0.50
High Yield Bond Fund	0.75
Multi-Asset Fund	0.50
Diversified Fund	0.75
Large Cap Value Equity Fund	0.62
Large Cap Growth Equity Fund	0.65
Socially Responsible Fund	0.75
RCB Small Cap Value Fund	0.85

Robert W. Baird & Co., Incorporated and Boyd Watterson Asset Management, LLC act as the investment sub-advisers with respect to the Full Maturity Fund.

Guggenheim Investment Management, LLC acts as the investment sub-adviser with respect to the High Yield Bond Fund.

AMBS Investment Counsel, LLC, SKBA Capital Management, LLC, and Turner Investment Partners, Inc. act as the investment sub-advisers with respect to the Diversified Fund.

SKBA Capital Management, LLC acts as the investment sub-adviser with respect to the Socially Responsible Fund.

Reed, Conner & Birdwell, LLC acts as the investment sub-adviser with respect to the RCB Small Cap Value Fund.

Sub-adviser fees are paid by CNAM.

CNI CHARTER FUNDS | PAGE 76

CNAM has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. In the case of the RCB Small Cap Value Fund, the Fund’s sub-adviser has contractually agreed to limit its fees or reimburse expenses to meet the expense limitations. The expense limitations (expressed as percentages of average daily net assets) are as follows:

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
Institutional Class	0.63%	0.63%	0.55%
Class N	0.85%	0.85%	0.78%
Class S	1.05%	1.05%	0.98%

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
Institutional Class	1.00%	0.70%	0.75%	0.50%
Class N	1.25%	0.95%	1.00%	0.75%

	Full Maturity Fixed Income Fund	High Yield Bond Fund	Multi-Asset Fund	Diversified Equity Fund
Institutional Class	1.00%	1.00%	1.75%	1.25%
Class N	1.25%	1.30%	2.00%	1.50%

	Large Cap Value Equity Fund	Large Cap Growth Equity Fund	Socially Responsible Equity Fund	RCB Small Cap Value Fund
Institutional Class	1.00%	1.05%	1.25%	1.24%
Class N	1.25%	1.30%	1.50%	1.49%
Class R	—	—	—	1.49%

Any fee reductions or expense reimbursements may be repaid by a Fund to CNAM or the RCB Small Cap Value Fund’s sub-adviser, as applicable, within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Fund’s expense ratios, at the time of repayment, to exceed the applicable amount shown in the preceding table.

During the six months ended March 31, 2011, the Board of Trustees approved the reimbursement to CNAM of fees previously waived by CNAM in the amount of $925 with respect to the Corporate Bond Fund.

As of March 31, 2011, fees which were previously waived by CNAM which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market	$2,210	2012
	5,102	2013
	2,508	2014
Prime Money Market	880	2012
	1,372	2013
	410	2014
California Tax Exempt Money Market	583	2011
	1,568	2012
	1,560	2013
	624	2014
Government Bond	39	2011
	49	2012
	101	2013
	59	2014
California Tax Exempt Bond	34	2011
	39	2012
	46	2013
	25	2014
High Yield Bond	29	2011
	25	2012
	43	2013
	30	2014

CNI CHARTER FUNDS | PAGE 77

notes to financial statements
March 31, 2011 (Unaudited)

CNAM, CNB and the Administrator have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the six months ended March 31, 2011:

	Shareholder Servicing Fee Waiver (000)	Investment Advisory Fee Waiver (000)	Administration Fee Waiver (000)
Government Money Market
Institutional	$98	$66	$3
Class N	6,124	2,154	96
Class S	1,129	287	13

Prime Money Market
Institutional	645	168	19
Class N	1,042	143	17
Class S	1,037	99	12

California Tax Exempt Money Market
Institutional	178	54	5
Class N	1,620	255	26
Class S	171	19	2

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2011, were as follows for the Fixed Income Funds, Multi-Asset Fund and Equity Funds:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Limited Maturity Fixed Income	$6,489	$5,159		$4,121	$5,785
Government Bond	59,577	—		34,065	—
Corporate Bond	—	21,926		377	8,661
California Tax Exempt Bond	—	8,597		—	3,153
Full Maturity Fixed Income	6,015	4,738		5,057	5,550
High Yield Bond	—	36,795		—	23,591
Multi-Asset	—	11,747	*	—	6,943
Diversified Equity	—	29,437		—	35,468
Large Cap Value Equity	—	33,070		—	33,545
Large Cap Growth Equity	—	31,637		—	22,842
Socially Responsible Equity	—	8,705		—	6,170
RCB Small Cap Value	—	6,164		—	8,855

*	Includes $829(000) of purchases of affiliated registered investment companies.

6.	FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

CNI CHARTER FUNDS | PAGE 78

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments, corporate action adjustments, realized gains (losses) on paydowns and timing of distributions and investments in partnerships, were reclassified to/from the following accounts as of September 30, 2010:

Fund	Increase (Decrease) Undistributed Net Investment Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Decrease Paid in Capital (000)
Government Money Market	$4	$(4)	$—
Prime Money Market	(49)	49	—
Limited Maturity Fixed Income	42	(42)	—
Government Bond	1,030	(1,030)	—
Corporate Bond	3	(3)	—
Full Maturity Fixed Income	26	(26)	—
Diversified Equity	4	(2)	(2)
Large Cap Growth Equity	—	82	(82)
RCB Small Cap Value	34	(34)	—

These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended September 30, 2010 and September 30, 2009 were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market
2010	$—	$680	$—	$—	$680
2009	—	6,635	—	—	6,635
Prime Money Market
2010	—	921	—	—	921
2009	—	7,503	—	—	7,503
California Tax Exempt Money Market
2010	246	9	—	—	255
2009	2,953	—	—	—	2,953
Limited Maturity Fixed Income
2010	—	848	—	—	848
2009	—	1,045	—	—	1,045
Government Bond
2010	—	3,564	—	—	3,564
2009	—	2,435	—	—	2,435
Corporate Bond
2010	—	3,307	—	—	3,307
2009	—	2,952	—	—	2,952
California Tax Exempt Bond
2010	1,234	1	—	—	1,235
2009	1,151	—	—	—	1,151
Full Maturity Fixed Income
2010	—	1,544	195	—	1,739
2009	—	1,657	—	—	1,657
High Yield Bond
2010	—	4,049	—	—	4,049
2009	—	2,755	—	—	2,755
Multi-Asset
2010	—	521	—	—	521
2009	—	375	—	—	375
Diversified Equity
2010	—	304	—	2	306
2009	—	764	—	5	769
Large Cap Value Equity
2010	—	1,234	—	—	1,234
2009	—	1,495	—	—	1,495
Large Cap Growth Equity
2010	—	164	—	—	164
2009	—	222	—	—	222
Socially Responsible Equity
2010	—	589	—	—	589
2009	—	796	—	—	796
RCB Small Cap Value
2010	—	14	—	—	14
2009	—	439	—	—	439

CNI CHARTER FUNDS | PAGE 79

notes to financial statements
March 31, 2011 (Unaudited)

As of September 30, 2010, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market	$—	$68	$—	$—	$(5)	$—	$(48)	$15
Prime Money Market	—	88	—	—	—	—	(50)	38
California Tax Exempt Money Market	16	1	—	—	—	—	(15)	2
Limited Maturity Fixed Income	—	55	—	(2,815)	—	1,110	(55)	(1,705)
Government Bond	—	314	—	(26)	(451)	2,881	(314)	2,404
Corporate Bond	—	278	—	(519)	—	5,946	(278)	5,427
California Tax Exempt Bond	98	—	186	—	—	1,605	(98)	1,791
Full Maturity Fixed Income	—	223	47	—	—	2,528	(116)	2,682
High Yield Bond	—	406	—	(3,362)	(206)	937	(406)	(2,631)
Multi-Asset	—	129	—	(3,636)	—	2,080	(129)	(1,556)
Diversified Equity	—	—	—	(23,918)	—	3,373	—	(20,545)
Large Cap Value Equity	—	314	—	(8,465)	—	(818)	(315)	(9,284)
Large Cap Growth Equity	—	40	—	(4,008)	(1,007)	4,839	(38)	(174)
Socially Responsible Equity	—	—	—	(9,434)	(1,208)	2,815	—	(7,827)
RCB Small Cap Value	—	88	—	(6,160)	—	3,340	—	(2,732)

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2010, the breakdown of capital loss carryforwards was as follows:

	Expiring September 30,
Fund	2011 (000)	2012 (000)	2013 (000)	2014 (000)	2015 (000)	2016 (000)	2017 (000)	2018 (000)
Limited Maturity Fixed Income	$—	$22	$838	$132	$1,415	$—	$81	$327
Government Bond	—	—	—	—	—	26	—	—
Corporate Bond	—	—	—	42	271	116	90	—
High Yield Bond	521	—	—	268	—	—	832	1,741
Multi-Asset	—	—	—	—	—	—	2,309	1,327
Diversified Equity	—	—	—	—	—	—	10,584	13,334
Large Cap Value Equity	—	—	—	—	—	—	2,809	5,656
Large Cap Growth Equity	1,844	227	—	—	—	—	454	1,483
Socially Responsible Equity	—	—	—	—	—	81	2,161	7,192
RCB Small Cap Value	—	—	—	—	—	—	589	5,571

During the year ended September 30, 2010, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Bond	$88
Corporate Bond	22
California Tax Exempt Bond	186

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CNI CHARTER FUNDS | PAGE 80

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2009, through September 30, 2010, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes at March 31, 2011, for each of the Fixed Income Funds, Equity Funds and Multi-Asset Fund  were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Deprecation) (000)
Limited Maturity Fixed Income	$41,184	$597	$(133)	$464
Government Bond	171,712	1,085	(955)	130
Corporate Bond	115,645	3,953	(801)	3,152
California Tax Exempt Bond	48,499	813	(393)	420
Full Maturity Fixed Income	46,798	1,294	(328)	966
High Yield Bond	70,021	3,934	(1,248)	2,686
Multi Asset	40,056	3,643	(59)	3,584
Diversified Equity	61,306	12,300	(1,261)	11,039
Large Cap Value Equity	108,605	16,280	(5,500)	10,780
Large Cap Growth Equity	48,012	9,337	(1,099)	8,238
Socially Responsible Equity	63,055	13,693	(1,058)	12,635
RCB Small Cap Value	17,996	7,388	(809)	6,579

At March 31, 2011, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.	CONCENTRATION OF CREDIT RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

California Tax Exempt Funds – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

CNI CHARTER FUNDS | PAGE 81

notes to financial statements
March 31, 2011 (Unaudited)

8.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2011 (Unaudited) and the year ended September 30, 2010, were as follows:

	Government Money Market Fund (000)		Prime Money Market Fund (000)		California Tax Exempt Money Market Fund (000)
	2011	2010	2011	2010	2011	2010
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	218,589	618,772	706,492	1,322,472	565,946	1,024,504
Shares issued in Lieu of Dividends and Distributions	—	1	30	83	—	—
Shares redeemed	(214,834)	(661,586)	(671,247)	(1,375,843)	(584,726)	(1,025,845)
Net Institutional Class transactions	3,755	(42,813)	35,275	(53,288)	(18,780)	(1,341)
Class N:
Shares issued	3,234,150	4,589,006	625,032	1,396,173	610,257	1,197,782
Shares issued in Lieu of Dividends and Distributions	210	504	59	195	66	178
Shares redeemed	(3,275,205)	(4,540,616)	(633,362)	(1,620,744)	(643,037)	(1,263,962)
Net Class N transactions	(40,845)	48,894	(8,271)	(224,376)	(32,714)	(66,002)
Class S:
Shares issued	400,947	990,276	882,620	1,102,036	122,416	145,553
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	(431,580)	(940,420)	(885,776)	(1,122,183)	(111,482)	(171,685)
Net Class S transactions	(30,633)	49,856	(3,156)	(20,147)	10,934	(26,132)

	Limited Maturity Fixed Income Fund (000)		Government Bond Fund (000)		Corporate Bond Fund (000)		California Tax Exempt Bond Fund (000)
	2011	2010	2011	2010	2011	2010	2011	2010
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	114	2,399	2,975	11,176	2,142	3,350	1,438	1,204
Shares issued in Lieu of Dividends and Distributions	15	48	122	217	49	84	37	39
Shares redeemed	(305)	(2,846)	(1,424)	(3,622)	(886)	(2,143)	(764)	(998)
Net Institutional Class transactions	(176)	(399)	1,673	7,771	1,305	1,291	711	245
Class N:
Shares issued	325	970	18	168	41	227	11	132
Shares issued in Lieu of Dividends and Distributions	4	9	2	3	1	2	2	1
Shares redeemed	(170)	(286)	(45)	(160)	(49)	(104)	(11)	(58)
Net Class N transactions	159	693	(25)	11	(7)	125	2	75

CNI CHARTER FUNDS | PAGE 82

8.	CAPITAL SHARES ISSUED AND REDEEMED (CONTINUED):

	Full Maturity Fixed Income Fund (000)		High Yield Bond Fund (000)		Multi-Asset Fund (000)		Diversified Equity Fund (000)
	2011	2010	2011	2010	2011	2010	2011	2010
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	9	415 (1)	1,540	2,887	451	499	211	725 (1)
Shares issued in Lieu of Dividends and Distributions	66	129	69	126	12	15	—	21
Shares redeemed	(268)	(126)	(407)	(1,103)	(59)	(282)	(370)	(471)
Net Institutional Class transactions	(193)	418	1,202	1,910	404	232	(159)	275
Class N:
Shares issued	179	311	437	511	537	720	22	136
Shares issued in Lieu of Dividends and Distributions	5	8	76	153	14	18	—	1
Shares redeemed	(32)	(73)	(197)	(372)	(201)	(320)	(70)	(78)
Net Class N transactions	152	246	316	292	350	418	(48)	59

	Large Cap Value Equity Fund (000)		Large Cap Growth Equity Fund (000)		Socially Responsible Equity Fund (000)		RCB Small Cap Value Fund (000)
	2011	2010	2011	2010	2011	2010	2011	2010
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	1,419	3,000	1,421	1,180	884	1,303	13	60
Shares issued in Lieu of Dividends and Distributions	57	108	3	6	41	66	—	—
Shares redeemed	(1,674)	(1,944)	(487)	(1,066)	(560)	(974)	(36)	(25)
Net Institutional Class transactions	(198)	1,164	937	120	365	395	(23)	35
Class N:
Shares issued	26	214	88	96	90	172	1	18
Shares issued in Lieu of Dividends and Distributions	4	9	—	2	2	2	—	—
Shares redeemed	(71)	(140)	(57)	(178)	(14)	(33)	(11)	(17)
Net Class N transactions	(41)	83	31	(80)	78	141	(10)	1
Class R:
Shares issued	—	—	—	—	—	—	13	36
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—	3	1
Shares redeemed	—	—	—	—	—	—	(94)	(150)
Net Class R transactions	—	—	—	—	—	—	(78)	(113)

(1)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

9.	IN-KIND TRANSACTIONS

During the year ended September 30, 2010, the Full Maturity Fund and Diversified Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on March 19, 2010, as follows:

Fund	Shares Issued	Value ($ Thousands)
Full Maturity Fixed Income Fund	411,798	$4,332
Diversified Equity Fund	584,035	$7,189

10.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2011.

CNI CHARTER FUNDS | PAGE 83

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Annualized Expense Ratios	Expense Paid During Period*
Government Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.18%	$0.90
Class N	1,000.00	1,000.10	0.19	0.95
Class S	1,000.00	1,000.00	0.20	1.00

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.03	0.18%	$0.91
Class N	1,000.00	1,023.98	0.19	0.96
Class S	1,000.00	1,023.93	0.20	1.01

Prime Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.30	0.28%	$1.40
Class N	1,000.00	1,000.20	0.31	1.55
Class S	1,000.00	1,000.10	0.33	1.65

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.54	0.28%	$1.41
Class N	1,000.00	1,023.39	0.31	1.56
Class S	1,000.00	1,023.29	0.33	1.66

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Annualized Expense Ratios	Expense Paid During Period*
California Tax Exempt Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.10	0.22%	$1.10
Class N	1,000.00	1,000.10	0.23	1.15
Class S	1,000.00	1,000.00	0.24	1.20

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.83	0.22%	$1.11
Class N	1,000.00	1,023.78	0.23	1.16
Class S	1,000.00	1,023.73	0.24	1.21

Limited Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$996.80	0.69%	$3.44
Class N	1,000.00	995.60	0.94	4.68

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.49	0.69%	$3.48
Class N	1,000.00	1,020.24	0.94	4.73

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CNI CHARTER FUNDS | PAGE 84

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Annualized Expense Ratios	Expense Paid During Period*
Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$990.10	0.70%	$3.47
Class N	1,000.00	988.90	0.95	4.71

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.44	0.70%	$3.53
Class N	1,000.00	1,020.19	0.95	4.78

Corporate Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$992.70	0.74%	$3.68
Class N	1,000.00	991.50	0.99	4.92

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.24	0.74%	$3.73
Class N	1,000.00	1,020.00	0.99	4.99

California Tax-Exempt Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$989.90	0.50%	$2.48
Class N	1,000.00	988.70	0.75	3.72

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.44	0.50%	$2.52
Class N	1,000.00	1,021.19	0.75	3.78

Full Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$988.60	0.68%	$3.37
Class N	1,000.00	987.40	0.94	4.66

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.54	0.68%	$3.43
Class N	1,000.00	1,020.24	0.94	4.73

High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,085.40	1.00%	$5.20
Class N	1,000.00	1,083.80	1.30	6.75

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.95	1.00%	$5.04
Class N	1,000.00	1,018.45	1.30	6.54

Multi-Asset Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,079.80	0.84%	$4.36
Class N	1,000.00	1,079.60	1.09	5.65

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.24	0.84%	$4.23
Class N	1,000.00	1,020.84	1.09	5.49

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Annualized Expense Ratios	Expense Paid During Period*
Diversified Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,186.30	0.92%	$5.01
Class N	1,000.00	1,184.30	1.17	6.37

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.49	0.92%	$4.63
Class N	1,000.00	1,019.10	1.17	5.89

Large Cap Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,159.70	0.96%	$5.67
Class N	1,000.00	1,157.10	1.21	6.51

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.14	0.96%	$4.84
Class N	1,000.00	1,018.90	1.21	6.09

Large Cap Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,172.40	0.99%	$5.36
Class N	1,000.00	1,170.60	1.24	6.71

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.00	0.99%	$4.99
Class N	1,000.00	1,018.75	1.24	6.24

Socially Responsible Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,151.90	0.91%	$4.88
Class N	1,000.00	1,152.10	1.16	6.22

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.39	0.91%	$4.58
Class N	1,000.00	1,019.15	1.16	5.84

RCB Small Cap Value Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,123.80	1.19%	$6.30
Class N	1,000.00	1,122.30	1.44	7.62
Class R	1,000.00	1,123.70	1.23	6.51

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.00	1.19%	$5.99
Class N	1,000.00	1,017.75	1.44	7.24
Class R	1,000.00	1,018.75	1.23	6.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CNI CHARTER FUNDS | PAGE 85

approval of sub-advisory agreements
(Unaudited)

The Board of Trustees (the “Board”) of CNI Charter Funds (the “Trust”) is comprised of five Trustees, each of whom is independent of the Trust’s investment adviser and sub-advisers (collectively the “Independent Trustees”). During the six months ended March 31, 2010, the Board and the Independent Trustees approved new sub-advisory agreements (the “Agreements”) between City National Asset Management, Inc. (“CNAM”), as investment adviser, and SKBA Capital Management, Inc. (“SKBA”), as sub-adviser, with respect to the Socially Responsible Equity Fund and the Diversified Equity Fund series of the Trust (collectively the “Funds”).

General Information

SKBA has served as sub-adviser to the Socially Responsible Equity Fund and its predecessor since January 3, 2005, and to the Diversified Equity Fund since October 1, 2006.  At a meeting held on February 25, 2011, the Board of Trustees considered information provided by SKBA regarding a pending transaction in which Convergent Capital Management, a wholly owned subsidiary of City National Corporation, would significantly reduce its ownership interest in SKBA.  Under the Investment Company Act of 1940, as amended, the proposed transaction would result in a change of control of SKBA which would automatically terminate its current sub-advisory agreements with respect to the Funds.  At its February 2011 meeting, upon the recommendation of CNAM and after careful consideration, the Board of Trustees approved the re-appointment of SKBA as the sub-adviser to each of  the Funds, effective as of the closing of the transaction.  On May 16, 2011, the transaction closed, and the Agreements became effective for initial two-year terms.

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each Fund, although the Board took into account the common interests of the Funds in its review.

The Board reviewed extensive materials regarding the investment results of the Funds and the portion of the Diversified Equity Fund managed by SKBA over various periods, advisory fee comparisons, financial and profitability information with respect to SKBA, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Funds. They also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the various services performed by SKBA.  In reviewing the services provided by SKBA, the Board considered a variety of matters, including the background, education and experience of SKBA’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also reviewed SKBA’s investment philosophy and processes as well as its brokerage and trading practices.

The Board reviewed information setting forth the performance of the portion of the Diversified Equity Fund managed by SKBA compared with the performance of its benchmark for the one- and three-year periods ended December 31, 2010, and the performance of the Socially Responsible Equity Fund for the one-, three- and five-year and since-inception periods ending on that date compared with the performance of its benchmark.  The Board observed that SKBA’s portion of the Diversified Equity Fund outperformed the S&P 500 Index and performed close to the average of the funds included in the Lipper Multi-Cap Core Funds

CNI CHARTER FUNDS | PAGE 86

classification for both periods.  The Board also observed that the Socially Responsible Equity Fund outperformed the KLD 400 Social Index returns for the one-year period and the average of the funds included in the Lipper Multi-Cap Value Funds classification for the three- and five-year periods.

The Board and the Independent Trustees concluded that SKBA would continue to provide satisfactory management and oversight services to the Funds. They noted that the investment results of the Funds were generally competitive; that each of the Funds had met its objectives as demonstrated by various factors; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

Advisory Fees and Other Considerations

The Board reviewed information regarding the advisory fees charged by SKBA with respect to each Fund and observed that those fees were significantly lower than the fees SKBA charges to its other institutional clients. They noted that CNAM pays all sub-advisory fees out of CNAM’s advisory fee.

The Board also considered information prepared by SKBA relating to the profitability of its relationship with the Funds. The Board also considered the benefits received by SKBA and its affiliates as a result of its relationship with the Funds, including the sub-advisory fees paid to SKBA, the intangible benefits of SKBA’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of each Agreement are fair and reasonable in light of the nature and quality of the services being provided by SKBA to each Fund and its shareholders, and that approval of each Agreement was in the best interest of the Funds and their shareholders.

CNI CHARTER FUNDS | PAGE 87

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CNI CHARTER FUNDS | PAGE 88

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 or go to cnicharterfunds.com for a free prospectus. Read it carefully before you invest or send money.

CNI-SA-004-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder.  No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year.  Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)*	/s/:Rich Gershen
Rich Gershen, President & CEO
Date: June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/:Rich Gershen
Rich Gershen, President & CEO
Date: June 8, 2011

By (Signature and Title)*	/s/:Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO
Date: June 8, 2011

*     Print the name and title of each signing officer under his or her signature.